Filed with the Securities and Exchange Commission on February 28, 2000.

                                                                File No. 2-13628
                                                                 File No. 811-43

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                    FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.____

         Post-Effective Amendment No. 113
                                     ----

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No. 65
                      ----

                                Investment Trust
                                ----------------
               (Exact Name of Registrant as Specified in Charter)

                 Two International Place, Boston, MA 02110-4103
                 ----------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (6l7) 295-1000
                                                           --------------
                                  John Millette
                        Scudder Kemper Investments, Inc.
                    Two International Place, Boston, MA 02110
                    -----------------------------------------
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective (check appropriate box):

/_/      Immediately upon filing pursuant to paragraph (b)

/X/      60 days after filing pursuant to paragraph (a) (1)

/_/      75 days after filing pursuant to paragraph (a) (2)

/_/      On __________________ pursuant to paragraph (b)

/_/      On __________________ pursuant to paragraph (a) (1)

/_/      On March 1, 2000 pursuant to paragraph (a) (3) of Rule 485.

         If Appropriate, check the following box:

/_/ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                                     SCUDDER
                                                                 INVESTMENTS(SM)
                                                                      [LOGO]

Supplement to the currently effective Prospectus of each of the listed funds:

Scudder Corporate Bond Fund                      Scudder Massachusetts Limited Term Tax Free Fund

Scudder GNMA Fund                                Scudder Micro Cap Fund

Scudder International Bond Fund                  Scudder Ohio Tax Free Fund

Scudder International Growth and Income Fund     Scudder Tax Managed Growth Fund

Scudder Limited Term Tax Free Fund               Scudder Tax Managed Small Company Fund


On February 7, 2000, the applicable Board of each of the above-mentioned funds (identified in the table below under the heading "Acquired Fund") approved an Agreement and Plan of Reorganization (the "Plan") between each Fund and the corresponding Acquiring Fund identified in the chart below. The proposed transaction is part of Scudder Kemper's initiative to restructure and streamline the management and operations of the funds it manages.

The Plan applicable to each Fund, except for Scudder International Bond Fund and Scudder International Growth and Income Fund, provides for the transfer of substantially all of the assets and the assumption of all of the liabilities of the Fund solely in exchange for voting shares of the corresponding Acquiring Fund. Following the exchange, the Fund will distribute shares of the corresponding Acquiring Fund to the Fund's shareholders as part of the Fund's cessation of operations as provided for in the Plan. With respect to Scudder International Bond Fund and Scudder International Growth and Income Fund, the Plan provides that the voting shares of such Funds will be reclassified into voting shares of the corresponding Acquiring Fund and, accordingly, the corresponding Acquiring Fund will acquire all of the assets and assume all of the liabilities of the Fund (the transactions contemplated by the Plan are referred to as the "Reorganization").

Each Reorganization can be consummated only if, among other things, it is approved by a majority vote of shareholders of the applicable Fund. A Special Meeting (the "Meeting") of the shareholders of each Fund will be held on or about July 13, 2000 and shareholders will be given the opportunity to vote on the Plan and any other applicable matters affecting the Fund at that time. In connection with the Meeting, each Fund will be filing with the Securities and Exchange Commission and delivering to its shareholders: (i) a Proxy Statement describing in detail the Reorganization and the Board's considerations in recommending that shareholders approve the Reorganization, and (ii) a Prospectus for the Acquiring Fund.

If the Plan for a Fund is approved at the Meeting and certain conditions required by the Plan are satisfied, the Reorganization is expected to become effective at 9:00 a.m. eastern standard time on or about the appropriate Proposed Reorganization Date identified in the chart below. If shareholder approval of a Plan is delayed due to failure to obtain a quorum or otherwise, the applicable Reorganization will become effective as soon as practicable after the receipt of shareholder approval.

In the event the shareholders of a Fund fail to approve the Plan for that Fund, the Fund will continue to operate and the Fund's Board may resubmit the Plan for shareholder approval or consider other proposals.

Acquired Fund                                       Acquiring Fund                                Proposed Reorganization Date
--------------------------------------------------------------------------------------------------------------------------------
Scudder Corporate Bond Fund                         Scudder Income Fund                           July 31, 2000
--------------------------------------------------------------------------------------------------------------------------------
Scudder GNMA Fund                                   AARP GNMA and U.S. Treasury Fund              July 17, 2000
--------------------------------------------------------------------------------------------------------------------------------
Scudder International Bond Fund                     Scudder Global Bond Fund                      September 25, 2000
--------------------------------------------------------------------------------------------------------------------------------
Scudder International Growth and Income Fund        Scudder International Fund                    August 28, 2000
--------------------------------------------------------------------------------------------------------------------------------
Scudder Limited Term Tax Free Fund                  Scudder Medium Term Tax Free Fund             July 31, 2000
--------------------------------------------------------------------------------------------------------------------------------
Scudder Massachusetts Limited Term Tax Free Fund    Scudder Massachusetts Tax Free Fund           July 31, 2000
--------------------------------------------------------------------------------------------------------------------------------
Scudder Micro Cap Fund                              AARP Small Company Stock Fund                 July 17, 2000
--------------------------------------------------------------------------------------------------------------------------------
Scudder Ohio Tax Free Fund                          Scudder Managed Municipal Bonds               July 31, 2000
--------------------------------------------------------------------------------------------------------------------------------
Scudder Tax Managed Growth Fund                     Scudder Select 500 Fund                       August 28, 2000
--------------------------------------------------------------------------------------------------------------------------------
Scudder Tax Managed Small Company Fund              Scudder Small Company Value Fund              August 28, 2000
--------------------------------------------------------------------------------------------------------------------------------


February 8, 2000

SCUDDER
INVESTMENTS(SM)
[LOGO]


-----------------------------
EQUITY/GROWTH
-----------------------------

Scudder
Preferred Series

Scudder Tax Managed
Growth Fund  Fund #306

Scudder Tax Managed Small
Company Fund Fund #307





Prospectus
March 1, 2000


As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

Scudder Preferred Series

                       How the funds work

                        2   Tax Managed Growth Fund

                        6   Tax Managed Small Company Fund

                       10   Other Policies and Risks

                       11   Who Manages and Oversees the Funds

                       14   Financial Highlights

                       How to invest in the funds

                       17   How to Buy Shares

                       18   How to Exchange or Sell Shares

                       19   Policies You Should Know About

                       24   Understanding Distributions and Taxes

How the funds work


These funds invest mainly in stocks, as a way of seeking growth of your investment. Each fund actively seeks to maximize after-tax returns.



Remember that mutual funds are investments, not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency, and you could lose money by investing in them.



You can access all Scudder fund prospectuses online at: www.scudder.com

--------------------------------------------------------------------------------
                                                   fund number | 306

Scudder Tax Managed Growth Fund
--------------------------------------------------------------------------------

Investment Approach


The fund seeks long-term growth of capital on an after-tax basis. The fund invests at least 80% of total assets in common stocks and other equities of established medium- to large-sized U.S. companies.

In choosing stocks, the portfolio managers begin by assigning ratings to the companies in the Russell 1000 Index, favoring those with strong and sustainable earnings growth and positive stock price movements. A quantitative stock valuation model compares each company's stock price to earnings, book value, sales and other measures of performance potential. The managers also consider each company's relative valuation from several perspectives. The managers intend to diversify the fund's holdings across industries and companies, typically investing no more than 3% of total assets in any one security.

The managers actively use tax management techniques to maximize the fund's after-tax performance. These techniques include:

o    investing for the long term in order to avoid short-term capital gains

o keeping close track of stocks to identify those which will generate the lowest taxes and selling those stocks first

o taking advantage of opportunities to use capital losses to offset capital gains

The fund will normally sell a stock when the managers believe it is overvalued or when its fundamental factors have changed, subject in either case to consideration of the tax consequences on the overall portfolio.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

--------------------------------------------------------------------------------

OTHER INVESTMENTS

While most of the fund's equities are common stocks, some may be other types of equities, such as convertible stocks or preferred stocks. The fund may invest up to 20% of its total assets in U.S. Treasury obligations.

Although the fund is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments, and might not use them at all.

--------------------------------------------------------------------------------
[ICON] This fund may be appropriate for investors who are investing outside of tax-protected programs such as IRAs and want to maximize their after-tax returns.
--------------------------------------------------------------------------------

Main Risks to Investors

There are several risk factors that could hurt the fund's performance, cause you to lose money or make the fund perform less well than other investments.


As with most stock funds, the most important factor with this fund is how stock markets perform. When stock prices fall, you should expect the value of your investment to fall as well. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies.

Although the fund uses many tax management techniques, it will still distribute capital gains (some of which may be short-term) and may distribute dividends, which generally are taxed as ordinary income.


Other factors that could affect performance include:

o the managers could be wrong in their analysis of economic trends, industries, companies or other matters


o    derivatives could produce disproportionate losses

o at times, it might be hard to value some investments or to get an attractive price for them




                       3 | Scudder Tax Managed Growth Fund

--------------------------------------------------------------------------------
[ICON] While a fund's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.
--------------------------------------------------------------------------------

The Fund's Track Record


The bar chart shows the fund's return for its first complete calendar year. The table shows average annual total returns for the fund and a broad-based market index (which, unlike the fund, does not have any fees or expenses). The performance of both the fund and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

---------------------------------------------------------------
Annual Total Returns (%) as of 12/31
---------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

'99       0.48


Best Quarter: 10.16%, Q2 1999    Worst Quarter: -10.77%, Q3 1999


---------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/1999
---------------------------------------------------------------

                                 1 Year      Since Inception*
---------------------------------------------------------------
Fund                              0.48             14.18
---------------------------------------------------------------
Index                            21.04             35.97
---------------------------------------------------------------

Index: Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index), an unmanaged capitalization-weighted index that includes 500 large-cap U.S. stocks.

*        Fund inception: 9/18/98. Index comparison begins 9/30/98.

In both the table and the chart, total returns would have been lower if operating expenses hadn't been reduced.





                       4 | Scudder Tax Managed Growth Fund

How Much Investors Pay

This fund has no sales charge or other shareholder fees, other than a short-term redemption/exchange fee. The fund does have annual operating expenses, and as a shareholder you pay them indirectly.


---------------------------------------------------------------
Fee Table
---------------------------------------------------------------

Shareholder Fees (paid directly from your investment)
---------------------------------------------------------------
Redemption/Exchange fee, on shares owned less than a
year (as a % of amount redeemed)                         2.00%

Annual Operating Expenses (deducted from fund assets)
---------------------------------------------------------------
Management Fee                                          0.80%
---------------------------------------------------------------
Distribution (12b-1) Fee                                 None
---------------------------------------------------------------
Other Expenses*                                         4.60%
                                                        -------
---------------------------------------------------------------
Total Annual Operating Expenses                         5.40%
---------------------------------------------------------------
Expense Reimbursement                                   4.15%
                                                        -------
---------------------------------------------------------------
Net Annual Operating Expenses**                         1.25%
---------------------------------------------------------------


* Includes costs of shareholder servicing, custody, accounting services and similar expenses, which may vary with fund size and other factors.

** By contract, total annual operating expenses are capped at 1.25% through 2/28/2001.


---------------------------------------------------------------
Expense Example
---------------------------------------------------------------



Based on the figures above (including one year of capped expenses in each period), this example is designed to help you compare this fund's expenses to those of other funds. The example assumes operating expenses remain the same and that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

     1 Year         3 Years         5 Years        10 Years
---------------------------------------------------------------
      $127           $1,243         $2,350          $5,080
---------------------------------------------------------------




                       5 | Scudder Tax Managed Growth Fund

--------------------------------------------------------------------------------
                                                    fund number | 307

Scudder Tax Managed Small Company Fund
--------------------------------------------------------------------------------

Investment Approach


The fund seeks long-term growth of capital on an after-tax basis. The fund invests at least 80% of total assets in undervalued securities of small public U.S. companies similar in size or smaller than those in the Russell 2000 Index of small stocks (typically less than $2 billion in total market value).

The portfolio managers begin by searching for small companies that appear to be undervalued. A quantitative stock valuation model compares each company's stock price to earnings, book value, sales and other measures of performance potential. The managers also look for factors that may signal a rebound for a company, whether through a recovery in its markets, a change in business strategy or other factors. The managers intend to diversify the fund's holdings across industries and companies, typically investing in more than 150 securities, but not investing more than 2% of total assets in any one security.


The managers actively use tax management techniques to maximize the fund's after-tax performance. These techniques include:

o        investing for the long term in order to avoid short-term capital gains


o keeping close track of stocks to identify those which will generate the lowest taxes and selling those stocks first


o taking advantage of opportunities to use capital losses to offset capital gains


The fund will normally sell a stock when it has outgrown the capitalization limits of the Russell 2000 Index, when it is no longer considered undervalued or when fundamental factors have changed, subject in any case to consideration of the tax consequences on the overall portfolio.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

--------------------------------------------------------------------------------

OTHER INVESTMENTS


While most of the fund's equities are common stocks, some may be other types of equities, such as convertible stocks or preferred stocks. The fund may invest up to 20% of its total assets in U.S. Treasury obligations.

Although the fund is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments, and might not use them at all.



                   6 | Scudder Tax Managed Small Company Fund

--------------------------------------------------------------------------------
[ICON] This fund may appeal to investors who want to invest in small company stocks and can accept an above-average level of risk while maximizing their after-tax returns.
--------------------------------------------------------------------------------


Main Risks to Investors

There are several risk factors that could hurt the fund's performance, cause you to lose money or make the fund perform less well than other investments.


As with most stock funds, the most important factor with this fund is how stock markets perform -- in this case, the small company portion of the U.S. market. When small company stock prices fall, you should expect the value of your investment to fall as well. Small company stocks tend to be more volatile than stocks of larger companies, in part because small companies tend to be less established than larger companies and more vulnerable to competitive challenges and bad economic news. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies.

Although the fund uses many tax management techniques, the fund will still distribute capital gains (some of which may be short-term) and may distribute dividends, which generally are taxed as ordinary income.


Other factors that could affect performance include:

o the managers could be wrong in their analysis of economic trends, industries, companies or other matters

o        value stocks could become unpopular


o        derivatives could produce disproportionate losses

o at times, it might be hard to value some investments or to get an attractive price for them



                   7 | Scudder Tax Managed Small Company Fund

--------------------------------------------------------------------------------
[ICON] While a fund's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.
--------------------------------------------------------------------------------

The Fund's Track Record


The bar chart shows the fund's return for its first complete calendar year. The table shows average annual total returns for the fund and a broad-based market index (which, unlike the fund, does not have any fees or expenses). The performance of both the fund and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

---------------------------------------------------------------
Annual Total Returns (%) as of 12/31
---------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

'99       0.77

Best Quarter: 21.07%, Q2 1999    Worst Quarter: -10.11%, Q1 1999

---------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/1999
---------------------------------------------------------------

                                 1 Year      Since Inception*
---------------------------------------------------------------
Fund                              0.77            8.36
---------------------------------------------------------------
Index                            21.26           31.66
---------------------------------------------------------------


Index: Russell 2000 Index is an unmanaged capitalization-weighted measure of approximately 2,000 small U.S. stocks.

*        Fund inception: 9/18/98. Index comparison begins 9/30/98.

In both the table and the chart, total returns would have been lower if operating expenses hadn't been reduced.



                   8 | Scudder Tax Managed Small Company Fund

How Much Investors Pay

This fund has no sales charge or other shareholder fees, other than a short-term redemption/exchange fee. The fund does have annual operating expenses, and as a shareholder you pay them indirectly.

---------------------------------------------------------------
Fee Table
---------------------------------------------------------------

Shareholder Fees (paid directly from your investment)
---------------------------------------------------------------
Redemption/Exchange fee, on shares owned less than a
year (as a % of amount redeemed)                        2.00%

Annual Operating Expenses (deducted from fund assets)
---------------------------------------------------------------
Management Fee                                          0.90%
---------------------------------------------------------------
Distribution (12b-1) Fee                                 None
---------------------------------------------------------------
Other Expenses*                                         6.97%
                                                        -------
---------------------------------------------------------------
Total Annual Operating Expenses                         7.87%
---------------------------------------------------------------
Expense Reimbursement                                   6.37%
                                                        -------
---------------------------------------------------------------
Net Annual Operating Expenses**                         1.50%
---------------------------------------------------------------

* Includes costs of shareholder servicing, custody, accounting services and similar expenses, which may vary with fund size and other factors.

** By contract, total annual operating expenses are capped at 1.50% through 2/28/2001.

---------------------------------------------------------------
Expense Example
---------------------------------------------------------------

Based on the figures above (including one year of capped expenses in each period), this example is designed to help you compare this fund's expenses to those of other funds. The example assumes operating expenses remain the same and that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

     1 Year         3 Years         5 Years        10 Years
---------------------------------------------------------------
      $153           $1,735         $3,228          $6,602
---------------------------------------------------------------





                   9 | Scudder Tax Managed Small Company Fund

Other Policies and Risks

While the fund-by-fund sections on the previous pages describe the main points of each fund's strategy and risks, there are a few other issues to know about:

o Although major changes tend to be infrequent, a fund's Board could change that fund's investment goal without seeking shareholder approval.


o As a temporary defensive measure, either of these funds could shift up to 100% of its assets into investments such as money market securities. This could prevent losses, but would mean that the fund was not pursuing its objective.




THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

--------------------------------------------------------------------------------

FOR MORE INFORMATION

This prospectus doesn't tell you about every policy or risk of investing in the funds.

If you want more information on the funds' allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its goal.

--------------------------------------------------------------------------------
[ICON] Scudder Kemper, the company with overall responsibility for managing the funds, takes a team approach to asset management.
--------------------------------------------------------------------------------

Who Manages and Oversees the Funds

The investment adviser

The funds' investment adviser is Scudder Kemper Investments, Inc., 345 Park Avenue, New York, NY. Scudder Kemper has more than 80 years of experience managing mutual funds, and currently has more than $290 billion in assets under management.


Each fund is managed by a team of investment professionals, who individually represent different areas of expertise and who together develop investment strategies and make buy and sell decisions. Supporting the fund managers are Scudder Kemper's many economists, research analysts, traders and other investment specialists, located in offices across the United States and around the world.

As payment for serving as investment adviser, Scudder Kemper receives a management fee from each fund. Below are the actual rates paid by each fund for the 12 months through the most recent fiscal year end, as a percentage of average daily net assets.

Fund Name                                         Fee Paid
---------------------------------------------------------------
Scudder Tax Managed Growth Fund                      0%*
---------------------------------------------------------------
Scudder Tax Managed Small Company Fund               0%*
---------------------------------------------------------------

* Reflecting the effect of expense limitations and/or fee waivers then in effect.

The portfolio managers

The following people handle the day-to-day management of each fund in this prospectus.

Scudder Tax Managed                      Scudder Tax Managed
Growth Fund                              Small Company Fund

Robert Tymoczko                          James M. Eysenbach
Lead Portfolio Manager                   Lead Portfolio Manager
  o    Began investment career in 1992     o     Began investment career in 1984
  o    Joined the adviser in 1997          o     Joined the adviser in 1991
  o    Joined the fund team in 1998        o     Joined the fund team in 1998



Mark Berroth                             Calvin S. Young
  o    Began investment career in 1993     o     Began investment career in 1988
  o    Joined the adviser in 1993          o     Joined the adviser in 1990
  o    Joined the fund team in 2000        o     Joined the fund team in 1998

The Board


A mutual fund's Board is responsible for the general oversight of the fund's business. The majority of the Board is not affiliated with Scudder Kemper. These independent members have primary responsibility for assuring that each fund is managed in the best interests of its shareholders. The following people comprise each fund's Board.





Henry P. Becton, Jr.                      George M. Lovejoy, Jr.
  o    President and General Manager,       o     President and Director, Fifty
       WGBH Educational Foundation                Associates (real estate corporation)

                                          Wesley W. Marple, Jr.
Linda C. Coughlin                           o     Professor of Business
  o    Managing Director, Scudder                 Administration, Northeastern
       Kemper Investments, Inc.                   University, College of Business
  o    President of the funds                     Administration

Dawn-Marie Driscoll                       Kathryn L. Quirk
  o    Executive Fellow, Center for         o     Managing Director, Scudder Kemper
       Business Ethics, Bentley College           Investments, Inc.
  o    President, Driscoll Associates       o     Vice President and
       (consulting firm)                          Assistant Secretary of the fund


Peter B. Freeman                          Jean C. Tempel
  o    Corporate director and trustee       o     Venture Partner,
                                                  Internet Capital Corp.

Financial Highlights


These tables are designed to help you understand each fund's financial performance in recent years. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in a particular fund would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each fund's financial statements, is included in that fund's annual report (see "Shareholder reports" on the back cover).

Scudder Tax Managed Growth Fund

-------------------------------------------------------------------------------------
Years Ended October 31,                                             1999    1998(b)
-------------------------------------------------------------------------------------
Net asset value, beginning of period                              $12.73   $12.00
                                                                  -------------------
-------------------------------------------------------------------------------------
Income from investment operations:
-------------------------------------------------------------------------------------
Net investment income (a)                                            .04      .01
-------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments               .94      .72
                                                                  -------------------
-------------------------------------------------------------------------------------
Total from investment operations                                     .98      .73
-------------------------------------------------------------------------------------
Distributions to shareholders from net investment income            (.06)      --
-------------------------------------------------------------------------------------
Redemption fee                                                       .01       --
-------------------------------------------------------------------------------------
Net asset value, end of period                                    $13.66   $12.73
                                                                  -------------------
-------------------------------------------------------------------------------------
Total Return (%) (c)                                                7.77     6.08(d)**
-------------------------------------------------------------------------------------

Ratios and Supplemental Data
-------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                 4        2
-------------------------------------------------------------------------------------
Ratio of operating expenses to average daily net assets (%)         1.25     1.25*
-------------------------------------------------------------------------------------
Ratio of operating expenses, before expense reductions,
to average daily net assets (%)                                     5.40     25.9*
-------------------------------------------------------------------------------------
Ratio of net investment income to average daily net assets (%)       .29      .42*
-------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                         60.8       --
-------------------------------------------------------------------------------------

(a)      Based on monthly average shares outstanding during the period.

(b) For the period September 18, 1998 (commencement of operations) to October 31, 1998.

(c) Total return would have been lower had certain expenses not been reduced.

(d) Shareholders redeeming shares held less than one year will have a lower total return due to the effect of the 2% redemption fee.

*        Annualized

**       Not annualized

Scudder Tax Managed Small Company Fund


-------------------------------------------------------------------------------------
Years ended October 31,                                             1999    1998(b)
-------------------------------------------------------------------------------------
Net asset value, beginning of period                              $12.42   $12.00
                                                                  -------------------
-------------------------------------------------------------------------------------
Income from investment operations:
-------------------------------------------------------------------------------------
Net investment (loss) (a)                                           (.07)      --
-------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                      .24      .42
                                                                  -------------------
-------------------------------------------------------------------------------------
Total from investment operations                                     .17      .42
-------------------------------------------------------------------------------------
Less distributions from net investment income                       (.05)      --
-------------------------------------------------------------------------------------
Redemption fees                                                      .04       --
-------------------------------------------------------------------------------------
Net asset value, end of period                                    $12.58   $12.42
                                                                  -------------------
-------------------------------------------------------------------------------------
Total Return (%) (c)                                                1.69     3.50(d)**
-------------------------------------------------------------------------------------

Ratios and Supplemental Data
-------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                 2        2
-------------------------------------------------------------------------------------
Ratio of operating expenses, net to average daily net assets (%)    1.50     1.50*
-------------------------------------------------------------------------------------
Ratio of operating expenses, before expense reductions,
to average daily net assets (%)                                     7.87    38.75*
-------------------------------------------------------------------------------------
Ratio of net investment (loss) to average daily net assets (%)      (.55)   (0.13)*
-------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                         21.4       --
-------------------------------------------------------------------------------------

(a)      Based on monthly average shares outstanding during the period.

(b) For the period September 18, 1998 (commencement of operations) to October 31, 1998.

(c) Total return would have been lower had certain expenses not been reduced.

(d) Shareholders redeeming shares held less than one year will have a lower total return due to the effect of the 2% redemption fee.

*        Annualized

**       Not annualized

How to invest in the funds

The following pages tell you how to invest in these funds and what to expect as a shareholder. If you're investing directly with Scudder, all of this information applies to you.

If you're investing through a "third party provider" -- for example, a workplace retirement plan, financial supermarket or financial adviser -- your provider may have its own policies or instructions, and you should follow those.

How to Buy Shares

Use these instructions to invest directly with Scudder. Make out your check to "The Scudder Funds."

-------------------------------------------------------------------------------------
                   First investment                 Additional investments
-------------------------------------------------------------------------------------
                   $10,000 or more for regular      $100 or more for regular
                   accounts                         accounts

                   $1,000 or more for IRAs          $50 or more for IRAs

                                                    $50 or more with an Automatic
                                                    Investment Plan
-------------------------------------------------------------------------------------

By mail or express o  Fill out and sign an          o  Send a check and a Scudder
(see below)           application                      investment slip to us at the
                                                       appropriate address below
                   o  Send it to us at the
                      appropriate address, along    o  If you don't have an
                      with an investment check         investment slip, simply include
                                                       a letter with your name,
                                                       account number, the full
                                                       name of the fund and your
                                                       investment instructions

------------------------------------------------------------------------------------
By wire            o  Call 1-800-SCUDDER for        o  Call 1-800-SCUDDER for
                      instructions                     instructions
------------------------------------------------------------------------------------
By phone           --                               o  Call 1-800-SCUDDER for
                                                       instructions
------------------------------------------------------------------------------------
With an automatic  --                               o  To set up regular investments
investment                                             from a bank checking account,
plan                                                   call 1-800-SCUDDER
------------------------------------------------------------------------------------
Using              --                               o  Call 1-800-SCUDDER
QuickBuy
------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
[ICON]             Regular mail:
                   The Scudder Funds, PO Box 2291, Boston, MA 02107-2291

                   Express, registered or certified mail:
                   The Scudder Funds, 66 Brooks Drive, Braintree, MA 02184-3839

                   Fax number: 1-800-821-6234 (for exchanging and selling only)
--------------------------------------------------------------------------------

How to Exchange or Sell Shares


Use these instructions to exchange or sell shares in an account opened directly with Scudder. Remember that there is a 2% fee payable to these funds for exchanges or redemptions of shares held for less than one year.


-----------------------------------------------------------------------------------
                   Exchanging into another fund     Selling shares
-----------------------------------------------------------------------------------

                   $2,500 or more to open a new     Some transactions, including
                   account ($1,000 for IRAs)        most for over $100,000, can
                                                    only be ordered in writing; if
                   $100 or more for exchanges       you're in doubt, see page 21
                   between existing accounts
-----------------------------------------------------------------------------------
By phone or wire   o  Call 1-800-SCUDDER for        o  Call 1-800-SCUDDER for
                      instructions                     instructions
-----------------------------------------------------------------------------------
Using SAIL(TM)     o  Call 1-800- 343-2890 and      o  Call 1-800-343-2890 and
                      follow the instructions          follow the instructions
-----------------------------------------------------------------------------------
By mail,           Write a letter that includes:    Write a letter that includes:
express or fax
(see previous      o  the fund, class and account   o   the fund, class and account
page)                 number you're exchanging          number from which you want to
                      out of                            sell shares

                   o  the dollar amount or number   o   the dollar amount or number
                      of shares you want to exchange    of shares you want to sell

                   o  the name and class of the     o   your name(s), signature(s)
                      fund you want to exchange into    and address, as they appear on
                                                        your account
                   o  your name(s), signature(s)
                      and address, as they appear   o   a daytime telephone number
                      on your account

                   o  a daytime telephone number

-----------------------------------------------------------------------------------
With an automatic  --                               o   To set up regular cash
withdrawal                                              payments from a Scudder
plan                                                    account, call 1-800-SCUDDER
-----------------------------------------------------------------------------------
Using              --                               o   Call 1-800-SCUDDER
QuickSell
-----------------------------------------------------------------------------------

--------------------------------------------------------------------------------
[ICON] Questions? You can speak to a Scudder representative between 8 a.m. and 8 p.m. eastern time on any fund business day by calling 1-800-SCUDDER.
--------------------------------------------------------------------------------

Policies You Should Know About

Along with the instructions on the previous pages, the policies below may affect you as a shareholder. Some of this information, such as the section on dividends and taxes, applies to all investors, including those investing through investment providers.

If you are investing through an investment provider, check the materials you got from them. As a general rule, you should follow the information in those materials wherever it contradicts the information given here. Please note that an investment provider may charge its own fees.

Policies about transactions


The funds are open for business each day the New York Stock Exchange is open. Each fund calculates its share price every business day, as of the close of regular trading on the Exchange (typically 4 p.m. eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).


You can place an order to buy or sell shares at any time. Once your order is received by Scudder Service Corporation, and they have determined that it is a "good order," it will be processed at the next share price calculated.

Because orders placed through investment providers must be forwarded to Scudder Service Corporation before they can be processed, you'll need to allow extra time. A representative of your investment provider should be able to tell you when your order will be processed.

--------------------------------------------------------------------------------
[ICON] The Scudder Web site can be a valuable resource for shareholders with Internet access. Go to www.scudder.com to get up-to-date information, review balances or even place orders for exchanges.
--------------------------------------------------------------------------------

SAIL(TM), the Scudder Automated Information Line, is available 24 hours a day by calling 1-800-343-2890. You can use SAIL to get information on Scudder funds generally and on accounts held directly at Scudder. You can also use it to make exchanges and sell shares.

QuickBuy and QuickSell let you set up a link between a Scudder account and a bank account. Once this link is in place, you can move money between the two with a phone call. You'll need to make sure your bank has Automated Clearing House (ACH) services. To set up QuickBuy or QuickSell on a new account, see the account application; to add it to an existing account, call 1-800-SCUDDER.

When you call us to sell shares, we may record the call, ask you for certain information, or take other steps designed to prevent fraudulent orders. It's important to understand that as long as we take reasonable steps to ensure that an order appears genuine, we are not responsible for any losses that may occur.

When you ask us to send or receive a wire, please note that while we don't charge a fee to receive wires, we will deduct a $5 fee from all wires sent from us to your bank. Your bank may charge its own fees for handling wires. The funds can only accept wires of $100 or more.

Exchanges among Scudder funds are an option for shareholders who bought their fund shares directly from Scudder and many other investors as well. Exchanges are a shareholder privilege, not a right: we may reject any exchange order, particularly when there appears to be a pattern of "market timing" or other frequent purchases and sales. We may also reject purchase orders, for these or other reasons.

When you want to sell more than $100,000 worth of shares, you'll usually need to place your order in writing and include a signature guarantee. The only exception is if you want money wired to a bank account that is already on file with us; in that case, you don't need a signature guarantee. Also, you don't need a signature guarantee for an exchange, although we may require one in certain other circumstances.


A signature guarantee is simply a certification of your signature -- a valuable safeguard against fraud. You can get a signature guarantee from most brokers, banks, savings institutions and credit unions. Note that you can't get a signature guarantee from a notary public.


Money from shares you sell is normally sent out within one business day of when your order is processed (not when it is received), although it could be delayed for up to seven days. There are also two circumstances when it could be longer: when you are selling shares you bought recently by check and that check hasn't cleared yet (maximum delay: 15 days) or when unusual circumstances prompt the SEC to allow further delays.

--------------------------------------------------------------------------------
[ICON] If you ever have difficulty placing an order by phone or fax, you can always send us your order in writing.
--------------------------------------------------------------------------------


How the funds calculate share prices


For each fund in this prospectus, the price at which you buy shares is its net asset value per share, or NAV. To calculate NAV, the funds use the following equation:


   TOTAL ASSETS - TOTAL LIABILITIES
 -------------------------------------   =  NAV
  TOTAL NUMBER OF SHARES OUTSTANDING

The price at which you sell shares of each fund is also the fund's NAV, minus a 2.00% redemption/exchange fee on shares owned less than one year. You won't be charged this fee if you're investing in an employer-sponsored retirement plan that is set up directly with Scudder. If your employer-sponsored retirement plan is through a third-party investment provider, or if you are investing through an IRA or other individual retirement account, the fee will apply. Certain other types of accounts, as discussed in the Statement of Additional Information, may be eligible for this waiver.


We typically use market prices to value securities. However, when a market price isn't available, or when we have reason to believe it doesn't represent market realities, we may use fair value methods approved by a fund's Board. In such a case, a fund's value for a security is likely to be different from quoted market prices.

Other rights we reserve

You should be aware that we may do any of the following:

o withhold 31% of your distributions as federal income tax if you have been notified by the IRS that you are subject to backup withholding, or if you fail to provide us with a correct taxpayer ID number or certification that you are exempt from backup withholding

o charge you $10 a year if your account balance falls below $10,000, and close your account and send you the proceeds if your balance falls below $250; in either case, we will give you 60 days' notice so you can either increase your balance or close your account (these policies don't apply to retirement accounts, to investors with $100,000 or more in Scudder fund shares or in any case where a fall in share price created the low balance)

o reject a new account application if you don't provide a correct Social Security or other tax ID number; if the account has already been opened, we may give you 30 days' notice to provide the correct number


o pay you for shares you sell by "redeeming in kind," that is, by giving you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash; in most cases, the fund generally won't make a redemption in kind in marketable securities unless your requests over a 90-day period total more than $250,000 or 1% of the value of the fund's net assets, whichever is less


o change, add or withdraw various services, fees and account policies (for example, we may change or terminate the exchange privilege at any time)

--------------------------------------------------------------------------------
[ICON] Because each shareholder's tax situation is unique, it's always a good idea to ask your tax professional about the tax consequences of your investments, including any state and local tax consequences.
--------------------------------------------------------------------------------


Understanding Distributions and Taxes

By law, a mutual fund is required to pass through to its shareholders virtually all of its net earnings. A fund can earn money in two ways: by receiving interest, dividends or other income from securities it holds, and by selling securities for more than it paid for them. (A fund's earnings are separate from any gains or losses stemming from your own purchase of shares.) A fund may not always pay a distribution for a given period.

The funds intend to pay dividends and distributions to their shareholders in December, and if necessary may do so at other times as well.

You can choose how to receive your dividends and distributions. You can have them all automatically reinvested in fund shares or all sent to you by check. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested. For retirement plans, reinvestment is the only option.

Buying and selling fund shares will usually have tax consequences for you (except in an IRA or other tax-advantaged account). Your sales of shares may result in a capital gain or loss for you; whether long-term or short-term depends on how long you owned the shares. For tax purposes, an exchange is the same as a sale.

The tax status of the fund earnings you receive, and your own fund transactions, generally depends on their type:

Generally taxed at ordinary income rates
---------------------------------------------------------------
o  short-term capital gains from selling fund shares
---------------------------------------------------------------
o  taxable income dividends you receive from a fund
---------------------------------------------------------------
o  short-term capital gains distributions you receive from a fund
---------------------------------------------------------------

Generally taxed at capital gains rates
---------------------------------------------------------------
o  long-term capital gains from selling fund shares
---------------------------------------------------------------
o  long-term capital gains distributions you receive from a
   fund
---------------------------------------------------------------


Each fund will send you detailed tax information every January. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares. The tax status of dividends and distributions is the same whether you reinvest them or not. Dividends or distributions declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

If you invest right before a fund pays a dividend, you'll be getting some of your investment back as a taxable dividend. You can avoid this, if you want, by investing after the fund declares a dividend. In tax-advantaged retirement accounts you don't need to worry about this.

Corporations may be able to take a dividends-received deduction for a portion of income dividends they receive.

Notes

Notes

Notes

Notes

To Get More Information

Shareholder reports -- These include commentary from each fund's management team about recent market conditions and the effects of a fund's strategies on its performance. For each fund, they also have detailed performance figures, a list of everything the fund owns, and the fund's financial statements. Shareholders get these reports automatically. To reduce costs, we mail one copy per household. For more copies, call 1-800-SCUDDER.


Statement of Additional Information (SAI) -- This tells you more about each fund's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

If you'd like to ask for copies of these documents, or if you're a shareholder and have questions, please contact Scudder or the SEC (see below). Materials you get from Scudder are free; those from the SEC involve a copying fee. If you like, you can look over these materials at the SEC's Public Reference Room in Washington, DC or request them electronically at publicinfo@sec.gov.

 Scudder Funds                SEC
 PO Box 2291                  450 Fifth Street,
 Boston, MA 02107-2291        N.W. Washington, DC 20549-0102
 1-800-SCUDDER                1-202-942-8090

www.scudder.com              www.sec.gov



 Fund Name                                  SEC File #
 ---------------------------------------------------------------
 Scudder Tax Managed Growth Fund            811-43
 ---------------------------------------------------------------
 Scudder Tax Managed Small Company Fund     811-43
 ---------------------------------------------------------------

                         SCUDDER TAX MANAGED GROWTH FUND
                     SCUDDER TAX MANAGED SMALL COMPANY FUND


                        Each a series of Investment Trust



            Two No-Load (No Sales Charges) Mutual Funds, Each Seeking Long-Term Growth of Capital on an After-Tax Basis Through
                Diversified Investment in U.S. Equity Securities.




--------------------------------------------------------------------------------



                       STATEMENT OF ADDITIONAL INFORMATION

                                  March 1, 2000



--------------------------------------------------------------------------------



This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus for Scudder Tax Managed Growth Fund and Scudder Tax Managed Small Company Fund dated March 1, 2000, as amended from time to time, a copy of which may be obtained without charge by writing to Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103.

The Annual Report to Shareholders of Scudder Tax Managed Growth Fund and Scudder Tax Managed Small Company Fund dated October 31, 1999, is incorporated by reference and is hereby deemed to be part of this Statement of Additional Information.


                                TABLE OF CONTENTS
                                                                                                           Page


THE FUNDS'INVESTMENT OBJECTIVE AND POLICIES...................................................................1
         Introduction to Scudder Tax Managed Growth Fund and Scudder Tax Managed Small Company Fund...........1
         General Investment Objective and Policies............................................................2
         Investments..........................................................................................2
         Investment Strategies................................................................................3
         Master/feeder structure.............................................................................14
         Investment Restrictions.............................................................................15

PURCHASES....................................................................................................17
         Additional Information About Opening An Account.....................................................17
         Additional Information About Making Subsequent Investments..........................................17
         Additional Information About Making Subsequent Investments by QuickBuy..............................17
         Checks..............................................................................................18
         Wire Transfer of Federal Funds......................................................................18
         Share Price.........................................................................................18
         Share Certificates..................................................................................19
         Other Information...................................................................................19

EXCHANGES AND REDEMPTIONS....................................................................................19
         Exchanges...........................................................................................19
         Special Redemption and Exchange Information.........................................................20
         Redemption By Telephone.............................................................................21
         Redemption by QuickSell.............................................................................21
         Redemption by Mail or Fax...........................................................................22
         Redemption-in-Kind..................................................................................22
         Other Information...................................................................................22

FEATURES AND SERVICES OFFERED BY THE FUND....................................................................23
         The No-Load Concept.................................................................................23
         Internet access.....................................................................................24
         Dividends and Capital Gains Distribution Options....................................................24
         Scudder Investor Centers............................................................................24
         Reports to Shareholders.............................................................................25
         Transaction Summaries...............................................................................25

THE SCUDDER FAMILY OF FUNDS..................................................................................26

SPECIAL PLAN ACCOUNTS........................................................................................30
         Scudder Retirement Plans:  Profit-Sharing and Money Purchase Pension Plans
              for Corporations and Self-Employed Individuals.................................................31
         Scudder 401(k): Cash or Deferred Profit-Sharing Plan for Corporations and
              Self-Employed Individuals......................................................................31
         Scudder IRA:  Individual Retirement Account.........................................................31
         Scudder Roth IRA:  Individual Retirement Account....................................................31
         Scudder 403(b) Plan.................................................................................32
         Automatic Withdrawal Plan...........................................................................32
         Group or Salary Deduction Plan......................................................................33
         Automatic Investment Plan...........................................................................33
         Uniform Transfers/Gifts to Minors Act...............................................................33

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS....................................................................37

PERFORMANCE INFORMATION......................................................................................37
         Average Annual Total Return.........................................................................38
         Cumulative Total Return.............................................................................38

                                       i

                          TABLE OF CONTENTS (continued)

                                                                                                           Page

         Total Return........................................................................................39
         Comparison of Fund Performance......................................................................39

FUND ORGANIZATION............................................................................................40

INVESTMENT ADVISER...........................................................................................41
         Investment Adviser..................................................................................41
         AMA InvestmentLink(SM) Program......................................................................44
         Personal Investments by Employees of the Adviser....................................................44

TRUSTEES AND OFFICERS........................................................................................44

REMUNERATION.................................................................................................48
         Responsibilities of the Board -- Board and Committee Meetings.......................................48
         Compensation of Officers and Trustees...............................................................49

DISTRIBUTOR..................................................................................................50

TAXES........................................................................................................50

PORTFOLIO TRANSACTIONS.......................................................................................54
         Brokerage Commissions...............................................................................54
         Portfolio Turnover..................................................................................55

NET ASSET VALUE..............................................................................................55

ADDITIONAL INFORMATION.......................................................................................56
         Experts.............................................................................................56
         Other Information...................................................................................57

FINANCIAL STATEMENTS.........................................................................................58


                  THE FUNDS' INVESTMENT OBJECTIVE AND POLICIES

             (See "Scudder Tax Managed Growth Fund" and "Scudder Tax Managed Small Company Fund" in the Funds' prospectus.)

Introduction to Scudder Tax Managed Growth Fund and Scudder Tax Managed Small Company Fund

         Scudder Tax Managed Growth Fund and Scudder Tax Managed Small Company Fund (each a "Fund," collectively, the "Funds") is each a no-load diversified series of Investment Trust (the "Trust"), an open-end management investment company which continuously offers and redeems shares at net asset value. Each Fund is a company of the type commonly known as a mutual fund and is advised by Scudder Kemper Investments, Inc. (the "Adviser").

         Each Fund is managed with the objective of seeking long-term growth of capital on an after-tax basis through diversified investment in U.S. equity securities. A discussion of the Funds' investment policies and strategies is provided below.

         Most mutual funds are managed for pre-tax return without regard to the tax consequences of portfolio activity that may result in sizable annual distributions taxable to shareholders. A significant part of an investor's total return from a mutual fund investment held outside of group or individual retirement plans may be subject each year to federal income tax rates as high as 39.6% on distributions of dividends and short-term capital gains, and as high as 20% on distributions of long-term capital gains.

         Each Fund is designed for long-term investors who seek growth of capital on an after-tax basis. Effective tax-sensitive investing requires trading off complex and occasionally conflicting factors. Each Fund evaluates these tradeoffs using the following tax-sensitive management techniques:

         o Each Fund maintains a long-term investment horizon for selecting equity securities. Each Fund is actively managed and will likely have higher portfolio turnover than passively managed funds, but the portfolio turnover for each Fund is expected to be significantly lower than the average actively managed diversified equity fund.

         o The Adviser uses a tax-sensitive portfolio optimization model to efficiently keep each Fund focused on stocks with above-average long-term return potential, while managing the tax consequences of selling securities where the future return potential has diminished. Holdings are analyzed on a lot-by-lot basis for before- and after-tax return potential and risk impact on the portfolio. Based on this comparison, stocks are sold when the after-tax return potential of the portfolio can be improved by making this sale.

         o The Adviser will sell securities to realize capital losses to offset accumulated or future capital gains when suitable replacements with similar or better return and risk characteristics can be found.

         o Each Fund has a 2% redemption fee applied to shares held for less than one year to encourage long-term investing.

         While each Fund seeks to provide a high level of after-tax total returns over time, each may realize some capital gains and earn dividends, from time to time, that will be distributed to shareholders. This may occur, for instance, when the Adviser determines that the risk of remaining in a security with a lower expected return outweighs the tax benefit of continuing to hold it. In addition, shareholders may also be required to pay federal and state taxes if they realize a capital gain upon the sale of their shares of a Fund. The Funds are not designed for IRAs and other tax-deferred retirement accounts, where annual earnings are not subject to taxes. The Funds are each managed for long-term growth on an after-tax basis.

General Investment Objective and Policies


         Descriptions in this Statement of Additional Information of a particular investment practice or technique in which a Fund may engage (such as short selling, hedging, etc.) or a financial instrument which a Fund may purchase (such as options, etc.) are meant to describe the spectrum of investments that the Adviser, in its discretion, might, but is not required to, use in managing a Fund's portfolio assets. The Adviser may, in its discretion, at any time employ such practice, technique or instrument for one or more funds, but not for all funds advised by it. Furthermore, it is possible that certain types of financial instruments or investment techniques described herein may not be available, permissible, economically feasible or effective for their intended purposes in all markets. Certain practices, techniques, or instruments may not be principal activities of a Fund, but, to the extent employed, could from time to time have a material impact on a Fund's performance.


Scudder Tax Managed Growth Fund seeks long-term growth of capital on an after-tax basis. The Fund invests primarily in established, medium- to large-sized U.S. companies. While the stocks the Fund invests in are broadly diversified and invested in stocks of financially sound companies, its share price will move up and down with changes in the general level of the financial markets, particularly the U.S. stock market. Investors should be comfortable with stock market risk and view the Fund only as a long-term investment.

Scudder Tax Managed Small Company Fund seeks long-term growth of capital on an after-tax basis through investment primarily in undervalued stocks of small U.S. companies. Although the Fund will invest in a large number of securities and pursue a value-oriented investment strategy, investment in small company stocks does entail above-average investment risk in comparison to larger stocks. Shares of the Fund should be purchased with a long-term investment horizon in mind.

         To encourage long-term investing and to facilitate its tax-sensitive management style, each Fund has a redemption fee of 2% which will apply for sales and exchanges of shares held for less than one year. The fee will be assessed and retained by each Fund for the benefit of the remaining shareholders, helping to offset the tax costs that can occur when a Fund is forced to sell portfolio securities and realize capital gains as a result of short-term investor activity.

         Except as otherwise indicated, each Fund's investment objective and policies are not fundamental and may be changed without a vote of shareholders. If there is a change in a Fund's investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then financial position and needs. There can be no assurance that either Fund's objective will be met.

Investments

Scudder Tax Managed Growth Fund, under normal market conditions, will invest at least 80% of its total assets in equity securities of established, medium-to-large sized U.S. companies that, in the opinion of the Adviser, offer potential for long-term growth of capital.

Scudder Tax Managed Small Company Fund, under normal circumstances, will invest at least 80% of its total assets in equity securities of small U.S. companies. The Fund will invest in securities of companies that are similar in size or smaller than those in the Russell 2000 Index of small stocks. The Fund will sell securities of companies that have grown in market capitalization above the maximum of the Russell 2000 Index, as necessary to keep the Fund focused on smaller companies.

         Each Fund allocates its investments among different industries and companies and adjusts its portfolio securities based on investment considerations and the effect of portfolio adjustments on the after-tax total returns of the Fund.

         While  each  Fund  invests  predominantly  in common  stocks,  each can purchase other types of equity securities including preferred stocks (convertible securities), rights, warrants, and illiquid securities. Securities may be listed on national exchanges or traded over-the-counter. Each Fund also may invest up to 20% of their total assets in U.S.

Treasury, agency and instrumentality obligations on a temporary basis, may enter into repurchase agreements and reverse repurchase agreements and may engage in strategic transactions, using such derivatives contracts as index options and futures, to increase stock market participation, enhance liquidity and manage transaction costs. Each Fund currently intends to borrow only for temporary or emergency purposes, such as providing for redemptions or distributions, and not for investment leverage purposes.

         For temporary defensive purposes, a Fund may invest without limit in cash and cash equivalents when the Adviser deems such a position advisable in light of economic or market conditions. It is impossible to predict accurately how long such alternate strategies may be utilized.

Investment Strategies

         The Funds are actively managed and use disciplined investment approaches. The Adviser uses proprietary computerized models to evaluate and rate each security for return potential based on characteristics such as relative valuation, growth trends, price momentum and volatility. A tax-sensitive portfolio optimization system is designed to manage risk and the tax implications of trading securities.

Scudder Tax Managed Growth Fund invests in established, medium- to large-sized U.S. companies. In choosing stocks, the portfolio managers begin by assigning rating to the companies in the Russell 1000 Index, favoring those with strong and sustainable earnings growth and positive stock price momentum. The managers also consider each company's relative valuation from several perspectives. The managers intend to diversify the fund's holdings across industries and companies, typically investing no more than 3% of total assets in any one security.

Scudder Tax Managed Small Company Fund seeks to identify small, public U.S. companies with above average potential for stock price appreciation and to manage portfolio transactions to produce attractive after-tax total returns for shareholders. The portfolio managers begin by searching for small companies that appear to be undervalued. A quantitative stock valuation model compares each company's stock price to the company's earnings, book value, sales and other measures of performance potential. The managers also look for factors that may signal a rebound for a company, whether through a recovery in its markets, a change in business strategy, or other factors. The managers intend to diversify the fund's holdings across industries and companies, typically investing in more than 150 securities, but not more than 2% of total assets in any one security.

Special Risks of Scudder Tax Managed Small Company Fund. While, historically, small company stocks have outperformed the stocks of large companies, the former have customarily involved more risk, as well. Small companies may have limited product lines, markets or financial resources; may lack management depth or experience; and may be more vulnerable to adverse general market or economic developments than large companies. The prices of small company securities are often more volatile than prices associated with large company issues, and can display abrupt or erratic movements at times, due to limited trading volumes and less publicly available information.

         Also, because small companies normally have fewer shares outstanding and these shares trade less frequently than large companies, it may be more difficult for the Fund to buy and sell significant amounts of such shares without an unfavorable impact on prevailing market prices.

         Some of the companies in which the Fund may invest may distribute, sell or produce products which have recently been brought to market and may be dependent on key personnel.

         The securities of small companies are often traded over-the-counter and may not be traded in the volumes typical on a national securities exchange.
Consequently, in order to sell this type of holding, the Fund may need to discount the securities from recent prices or dispose of the securities over a long period of time.

Repurchase Agreements. Each Fund may enter into repurchase agreements with any member bank of the Federal Reserve System and any broker-dealer which is recognized as a reporting government securities dealer if the creditworthiness of the bank or broker-dealer has been determined by the Adviser to be at least as high as that of other obligations the Fund may purchase or to be at least equal to that of issuers of commercial paper rated within the two highest grades assigned by Moody's Investors Service, Inc. ("Moody's") or Standard and Poor's Corporation ("S&P").

         A repurchase agreement provides a means for a Fund to earn income on assets for periods as short as overnight. It is an arrangement under which the purchaser (i.e., a Fund) acquires a security ("Obligation") and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. Securities subject to a repurchase agreement are held in a segregated account and the value of such securities kept at least equal to the repurchase price on a daily basis. The repurchase price may be higher than the purchase price, the difference being income to a Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price upon repurchase. In either case, the income to a Fund is unrelated to the interest rate on the Obligation itself. Obligations will be held by the Custodian or in the Federal Reserve Book Entry system.

         For purposes of the Investment Company Act of 1940, as amended (the "1940 Act"), a repurchase agreement is deemed to be a loan from the Fund to the seller of the Obligation subject to the repurchase agreement and is therefore subject to a Fund's investment restriction applicable to loans. It is not clear whether a court would consider the Obligation purchased by a Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, a Fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the Obligation. If the court characterizes the transaction as a loan and a Fund has not perfected a security interest in the Obligation, the Fund may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a Fund would be at risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt instrument purchased for a Fund, the Adviser seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the Obligation. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the Obligation, in which case a Fund may incur a loss if the proceeds to the Fund of the sale to a third party are less than the repurchase price. However, if the market value of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including interest), a Fund will direct the seller of the Obligation to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that a Fund will be unsuccessful in seeking to enforce the seller's contractual obligation to deliver additional securities.

Convertible Securities. Each Fund may invest in convertible securities, i.e., bonds, notes, debentures, preferred stocks and other securities which are convertible into common stock. Investments in convertible securities can provide an opportunity for capital appreciation and/or income through interest and dividend payments by virtue of their conversion or exchange features.

         The convertible securities in which a Fund may invest are either fixed-income or zero coupon debt securities which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. The exchange ratio for any particular convertible security may be adjusted from time to time due to stock splits, dividends, spin-offs, other corporate distributions or scheduled changes in the exchange ratio. Convertible debt securities and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities. Although to a lesser extent than with debt securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible securities typically changes as the market value of the underlying common stocks changes, and, therefore, also tends to follow movements in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock, although typically not as much as the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

         As debt securities, convertible securities are investments which provide for a stream of income (or in the case of zero coupon securities, accretion of income) with generally higher yields than common stocks. Of course, like all debt securities, there can be no assurance of income or principal payments because the issuers of the convertible securities may default on their obligations. Convertible securities generally offer lower yields than non-convertible securities of similar quality because of their conversion or exchange features.

         Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. However, because of the subordination feature, convertible bonds and convertible preferred stock typically have lower ratings than similar non-convertible securities. Convertible securities may be issued as fixed income obligations that pay current income or as zero coupon notes and bonds, including Liquid Yield Option Notes ("LYONs"(TM)).

Illiquid Investments. Each Fund may occasionally purchase securities other than in the open market. While such purchases may often offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often "restricted securities" or "not readily marketable," i.e., securities which cannot be sold to the public without registration under the Securities Act of 1933 or the availability of an exemption from registration (such as Rules 144 or 144A) or because they are subject to other legal or contractual delays in or restrictions on resale.

         The absence of a trading market can make it difficult to ascertain a market value for these investments. This investment practice, therefore, could have the effect of increasing the level of illiquidity of a Fund. It is a Fund's policy that illiquid securities (including repurchase agreements of more than seven days duration, certain restricted securities, and other securities which are not readily marketable) may not constitute, at the time of purchase, more than 15% of the value of a Fund's net assets. The Fund's Board of Trustees has approved guidelines for use by the Adviser in determining whether a security is illiquid.

         Generally speaking, illiquid or restricted investments may be sold only to qualified institutional buyers, or in a privately negotiated transaction to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration. Issuers of restricted securities may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. If adverse market conditions were to develop during the period between a Fund's decision to sell a restricted or illiquid security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. Where a registration statement is required for the resale of restricted securities, the Fund may be required to bear all or part of the registration expenses. A Fund may be deemed to be an "underwriter" for purposes of the Securities Act of 1933 when selling restricted securities to the public, and in such event a Fund may be liable to purchasers of such securities if the registration statement prepared by the issuer, or the prospectus forming a part of it, is materially inaccurate or misleading.

         The Adviser will monitor the liquidity of such restricted securities subject to the supervision of the Board of Trustees. In reaching liquidity decisions, the Adviser will consider the following factors: (1) the frequency of trades and quotes for the security, (2) the number of dealers wishing to purchase or sell the security and the number of their potential purchasers, (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (i.e. the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

Reverse Repurchase Agreements. In a reverse repurchase agreement, a Fund sells a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, a Fund will maintain liquid assets in a segregated custodial account to cover its obligation under the agreement. A Fund will enter into reverse repurchase agreements only with parties whose creditworthiness has been found satisfactory by the Adviser. Such transactions may increase fluctuations in the market value of a Fund's assets and may be viewed as a form of leverage.

Short Sales Against the Box. Each Fund may make short sales of common stocks if, at all times when a short position is open, the applicable Fund owns the stock or owns preferred stocks or debt securities convertible or exchangeable, without payment of further consideration, into the shares of common stock sold short. Short sales of this kind are referred to as short sales "against the box." The broker/dealer that executes a short sale generally invests cash proceeds of the sale until they are paid to a Fund. Arrangements may be made with the broker/dealer to obtain a portion of the interest earned by the broker on the investment of short sale proceeds. The Funds will segregate the common stock or convertible or exchangeable preferred stock or debt securities in a special account with the Custodian.

Lending of Portfolio Securities. Each Fund may seek to increase its net income by lending portfolio securities. Such loans may be made to registered broker/dealers or other financial institutions and are required to be secured continuously by collateral in cash or liquid assets maintained on a current basis at an amount at least equal to the market value and accrued interest of the securities loaned. A Fund has the right to call a loan and obtain the securities loaned on five days notice or, in connection with securities trading on foreign markets, within such longer period of time which coincides with the normal settlement period for purchases and sales of such securities in such foreign markets. During the existence of a loan, a Fund will continue to receive the equivalent of any distributions paid by the issuer on the securities loaned and will also receive compensation based on investment of the collateral. The risks in lending securities, as with other extensions of secured credit, consist of a possible delay in recovery or even a loss of rights in the collateral should the borrower of the securities fail financially. Loans will only be made to firms deemed by the Adviser to be of good standing, and will not be made unless, in the judgment of the Adviser, the consideration to be earned from such loans would justify the risk. The value of the securities loaned will not exceed 5% of the value of a Fund's total assets at the time any loan is made.

Borrowing. As a matter of fundamental policy, the Funds will not borrow money, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. While the Trustees do not currently intend for the funds to borrow for investment leverage purposes, if such a strategy were implemented in the future it would increase a Fund's volatility and the risk of loss in a declining market. Borrowing by the Funds will involve special risk considerations. Although the principal of the Fund's borrowings will be fixed, the Funds' assets may change in value during the time a borrowing is outstanding, thus increasing exposure to capital risk

Warrants. Each Fund may invest in warrants up to 5% of the value of its respective total assets. The holder of a warrant has the right, until the warrant expires, to purchase a given number of shares of a particular issuer at a specified price. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move, however, in tandem with the prices of the underlying securities and are, therefore, considered speculative investments. Warrants pay no dividends and confer no rights other than a purchase option.
Thus, if a warrant held by a Fund were not exercised by the date of its expiration, the Fund would lose the entire purchase price of the warrant.


Investment Company Securities. Each Fund may acquire securities of other investment companies to the extent consistent with its investment objective and subject to the limitations of the 1940 Act. Each Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies.

For example, each Fund may invest in a variety of investment companies which seek to track the composition and performance of specific indexes or a specific portion of an index. These index-based investments hold substantially all of their assets in securities representing their specific index. Accordingly, the main risk of investing in index-based investments is the same as investing in a portfolio of equity securities comprising the index. The market prices of index-based investments will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their NAVs). Index-based investments may not replicate exactly the performance of their specified index because of transaction costs and because of the temporary unavailability of certain component securities of the index.


Examples of index-based investments include:

SPDRs(R): SPDRs, an acronym for "Standard & Poor's Depositary Receipts," are based on the S&P 500 Composite Stock Price Index. They are issued by the SPDR Trust, a unit investment trust that holds shares of substantially all the companies in the S&P 500 in substantially the same weighting and seeks to closely track the price performance and dividend yield of the Index.

MidCap SPDRs(R): MidCap SPDRs are based on the S&P MidCap 400 Index. They are issued by the MidCap SPDR Trust, a unit investment trust that holds a portfolio of securities consisting of substantially all of the common stocks in the S&P MidCap 400 Index in substantially the same weighting and seeks to closely track the price performance and dividend yield of the Index.

Select Sector SPDRs(R): Select Sector SPDRs are based on a particular sector or group of industries that are represented by a specified Select Sector Index within the Standard & Poor's Composite Stock Price Index. They are issued by The Select Sector SPDR Trust, an open-end management investment company with nine portfolios that each seeks to closely track the price performance and dividend yield of a particular Select Sector Index.

DIAMONDS(SM): DIAMONDS are based on the Dow Jones Industrial Average(SM). They are issued by the DIAMONDS Trust, a unit investment trust that holds a portfolio of all the component common stocks of the Dow Jones Industrial Average and seeks to closely track the price performance and dividend yield of the Dow.

Nasdaq-100 Shares: Nasdaq-100 Shares are based on the Nasdaq 100 Index. They are issued by the Nasdaq-100 Trust, a unit investment trust that holds a portfolio consisting of substantially all of the securities, in substantially the same weighting, as the component stocks of the Nasdaq-100 Index and seeks to closely track the price performance and dividend yield of the Index.

WEBs(SM): WEBs, an acronym for "World Equity Benchmark Shares," are based on 17 country-specific Morgan Stanley Capital International Indexes. They are issued by the WEBs Index Fund, Inc., an open-end management investment company that seeks to generally correspond to the price and yield performance of a specific Morgan Stanley Capital International Index.

Strategic Transactions and Derivatives. Each Fund may, but is not required to, utilize various other investment strategies as described below for a variety of purposes, such as hedging various market risks, managing the effective maturity or duration of fixed-income securities in each Fund's portfolio, or enhancing potential gain. These strategies may be executed through the use of derivative contracts.

         In the course of pursuing these investment strategies, each Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other instruments, purchase and sell futures contracts and options thereon, enter into various transactions such as swaps, caps, floors, collars, currency forward contracts, currency futures contracts, currency swaps or options on currencies, or currency futures and various other currency transactions (collectively, all the above are called "Strategic Transactions"). In addition, strategic transactions may also include new techniques, instruments or strategies that are permitted as regulatory changes occur. Strategic Transactions may be used without limit (subject to certain limitations imposed by the 1940 Act) to attempt to protect against possible changes in the market value of securities held in or to be purchased for each Fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to protect each Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of fixed-income securities in each Fund's portfolio, or to establish a position in the derivatives markets as a substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of each Fund's assets will be committed to Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of each Fund to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. Each Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions will not be used to alter fundamental investment purposes and characteristics of each Fund, and each Fund will segregate assets (or as provided by applicable regulations, enter into certain offsetting positions) to cover its obligations under options, futures and swaps to limit leveraging of each Fund.

         Strategic Transactions, including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to each Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation each Fund can realize on its investments or cause each Fund to hold a security it might otherwise sell. The use of currency transactions can result in each Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of each Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of each Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, each Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized.

General Characteristics of Options. Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of Fund assets in special accounts, as described below under "Use of Segregated and Other Special Accounts."

         A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. For instance, each Fund's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving each Fund the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. Each Fund's purchase of a call option on a security, financial future, index, currency or other instrument might be intended to protect each Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. Each Fund is authorized to purchase and sell exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.

         With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and

Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

         Each Fund's ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

         The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

         OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. Each Fund will only sell OTC options (other than OTC currency options) that are subject to a buy-back provision permitting each Fund to require the Counterparty to sell the option back to each Fund at a formula price within seven days. Each Fund expects generally to enter into OTC options that have cash settlement provisions, although it is not required to do so.

         Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with each Fund or fails to make a cash settlement payment due in accordance with the terms of that option, each Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Adviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. Each Fund will engage in OTC option transactions only with U.S. government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers" or broker/dealers, domestic or foreign banks or other financial institutions which have received (or the guarantors of the obligation of which have received) a short-term credit rating of A-1 from S&P or P-1 from Moody's or an equivalent rating from any nationally recognized statistical rating organization ("NRSRO") or, in the case of OTC currency transactions, are determined to be of equivalent credit quality by the Adviser. The staff of the SEC currently takes the position that OTC options purchased by each Fund, and portfolio securities "covering" the amount of each Fund's obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any) are illiquid, and are subject to each Fund's limitation on investing no more than 15% of its net assets in illiquid securities.

         If a Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase the Fund's income. The sale of put options can also provide income.

         Each Fund may purchase and sell call options on securities including U.S. Treasury and agency securities, mortgage-backed securities, foreign sovereign debt, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the over-the-counter markets, and on securities indices, currencies and futures contracts. All calls sold by each Fund must be "covered" (i.e., a Fund must own the securities or futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though each Fund will receive the option premium to help protect it against loss, a call sold by a Fund exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require a Fund to hold a security or instrument which it might otherwise have sold.

         Each Fund may purchase and sell put options on securities including U.S. Treasury and agency securities, mortgage-backed securities, foreign sovereign debt, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments (whether or not it holds the above securities in its portfolio), and on securities indices, currencies and futures contracts other than futures on individual corporate debt and individual equity securities. Each Fund will not sell put options if, as a result, more than 50% of the Fund's total assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that a Fund may be required to buy the underlying security at a disadvantageous price above the market price.

General Characteristics of Futures. Each Fund may enter into futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated interest rate, currency or equity market changes, and for duration management, risk management and return enhancement purposes. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by a Fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position.

         Each Fund's use of futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into for bona fide hedging, risk management (including duration management) or other portfolio and return enhancement management purposes. Typically, maintaining a futures contract or selling an option thereon requires the Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of an option on financial futures involves payment of a premium for the option without any further obligation on the part of a Fund. If a Fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, nor that delivery will occur.

         Each Fund will not enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of each Fund's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. The segregation requirements with respect to futures contracts and options thereon are described below.

Options on Securities Indices and Other Financial Indices. Each Fund also may purchase and sell call and put options on securities indices and other financial indices and in so doing can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

Combined Transactions. Each Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts) and multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions ("component" transactions), instead of a single Strategic Transaction, as part of a single or combined strategy when, in the opinion of the Adviser, it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the Adviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

Swaps, Caps, Floors and Collars. Among the Strategic Transactions into which each Fund may enter are interest rate, currency, index and other swaps and the purchase or sale of related caps, floors and collars. Each Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities each Fund anticipates purchasing at a later date. Each Fund will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream each Fund may be obligated to pay. Interest rate swaps involve the exchange by each Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

Each Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with each Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as each Fund will segregate assets (or enter into offsetting positions) to cover its obligations under swaps, the Adviser and each Fund believe such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. Each Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the Counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody's or has an equivalent rating from a NRSRO or is determined to be of equivalent credit quality by the Adviser. If there is a default by the Counterparty, each Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

Risks of Strategic Transactions Outside the U.S. When conducted outside the U.S., Strategic Transactions may not be regulated as rigorously as in the U.S., may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by: (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the U.S. of data on which to make trading decisions, (iii) delays in each Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the U.S., (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the U.S., and (v) lower trading volume and liquidity.

Use of Segregated and Other Special Accounts. Many Strategic Transactions, in addition to other requirements, require that each Fund segregate cash or liquid assets with its custodian to the extent Fund obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency. In general, either the full amount of any obligation by a Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid assets at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by each Fund will require the Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate cash or liquid assets sufficient to purchase and deliver the securities if the call is exercised. A call option sold by a Fund on an index will require the Fund to own portfolio securities which correlate with the index or to segregate cash or liquid assets equal to the excess of the index value over the exercise price on a current basis. A put option written by a Fund requires the Fund to segregate cash or liquid assets equal to the exercise price.

         Except when each Fund enters into a forward contract for the purchase or sale of a security denominated in a particular currency, which requires no segregation, a currency contract which obligates each Fund to buy or sell currency will generally require each Fund to hold an amount of that currency or liquid assets denominated in that currency equal to each Fund's obligations or to segregate cash or liquid assets equal to the amount of each Fund's obligation.

         OTC options entered into by each Fund, including those on securities, currency, financial instruments or indices and OCC issued and exchange listed index options, will generally provide for cash settlement. As a result, when each Fund sells these instruments it will only segregate an amount of cash or liquid assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a non cash-settled put, the same as an OCC guaranteed listed option sold by each Fund, or the in-the-money amount plus any sell-back formula amount in the case of a cash-settled put or call. In addition, when each Fund sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, each Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OCC issued and exchange listed options sold by each Fund other than those above generally settle with physical delivery, or with an election of either physical delivery or cash settlement and each Fund will segregate an amount of cash or liquid assets equal to the full value of the option. OTC options settling with physical delivery, or with an election of either physical delivery or cash settlement will be treated the same as other options settling with physical delivery.

         In the case of a futures contract or an option thereon, each Fund must deposit initial margin and possible daily variation margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets.

         With respect to swaps, each Fund will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid assets having a value equal to the accrued excess. Caps, floors and collars require segregation of assets with a value equal to each Fund's net obligation, if any.

         Strategic Transactions may be covered by other means when consistent with applicable regulatory policies. Each Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and Strategic Transactions. For example, each Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by each Fund. Moreover, instead of segregating cash or liquid assets if each Fund held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Other Strategic Transactions may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction no segregation is required, but if it terminates prior to such time, cash or liquid assets equal to any remaining obligation would need to be segregated.

Master/feeder structure

         The Board of Trustees has the discretion to retain the current distribution arrangement for each Fund while investing in a master fund in a master/feeder structure fund as described below.

         A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. Based on the premise that certain of the expenses of operating an investment portfolio are relatively fixed, a larger investment portfolio may eventually achieve a lower ratio of operating expenses to average net assets. An existing investment company is able to convert to a feeder fund by selling all of its investments, which involves brokerage and other transaction costs and realization of a taxable gain or loss, or by contributing its assets to the master fund and avoiding transaction costs and, if proper procedures are followed, the realization of taxable gain or loss.


Interfund Borrowing and Lending Program.

         Each Fund has received exemptive relief from the SEC which permits each Fund to participate in an interfund lending program among certain investment companies advised by the Adviser. The interfund lending program allows the participating funds to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions designed to ensure fair and equitable treatment of all participating funds, including the following: (1) no fund may borrow money through the program unless it receives a more favorable interest rate than a rate approximating the lowest interest rate at which bank loans would be available to any of the participating funds under a loan agreement; and (2) no fund may lend money through the program unless it receives a more favorable return than that available from an investment in repurchase agreements and, to the extent applicable, money market cash sweep arrangements. In addition, a fund may participate in the program only if and to the extent that such participation is consistent with each Fund's investment objectives and policies (for instance, money market funds would normally participate only as lenders and tax exempt funds only as borrowers). Interfund loans and borrowings may extend overnight, but could have a maximum duration of seven days. Loans may be called on one day's notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional costs. The program is subject to the oversight and periodic review of the Boards of the participating funds. To the extent each Fund is actually engaged in borrowing through the interfund lending program, each Fund, as a matter of non-fundamental policy, may not borrow for other than temporary or emergency purposes (and not for leveraging), except that each Fund may engage in reverse repurchase agreements and dollar rolls for any purpose.

Investment Restrictions

         The policies set forth below are fundamental policies of the Funds and may not be changed without the approval of a majority of each Fund's outstanding shares. As used in this Statement of Additional Information, a "majority of the outstanding voting securities of the Fund" means the lesser of (1) 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy; or (2) more than 50% of the outstanding voting securities of the Fund. Each Fund has elected to be classified as a diversified series of an open-end investment company.

         In addition, as a matter of fundamental policy, each Fund will not:

         (1) borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

         (2) issue senior securities, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

         (3)      purchase  physical   commodities  or  contracts   relating  to
                  physical commodities;

         (4) concentrate its investments in a particular industry, as that term is used in the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

         (5) engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities;

         (6) purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities; and

         (7) make loans except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

The Trustees of the Trust have voluntarily adopted certain policies and restrictions, which are observed in the conduct of each Fund's affairs. These represent intentions of the Trustees based upon current circumstances. They differ from fundamental investment policies in that they may be changed or amended by action of the Trustees without requiring prior notice to or approval of shareholders.

         As a matter of nonfundamental policy, each Fund currently does not intend to:

         (a) borrow money in an amount greater than 5% of its total assets, except (i) for temporary or emergency purposes and (ii) by engaging in reverse repurchase agreements, dollar rolls, or other investments or transactions described in the Fund's registration statement which may be deemed to be borrowings;

         (b) enter into either of reverse repurchase agreements or dollar rolls in an amount greater than 5% of its total assets;

         (c) purchase securities on margin or make short sales, except (i) short sales against the box, (ii) in connection with arbitrage transactions, (iii) for margin deposits in connection with futures contracts, options or other permitted investments,
                  (iv) that transactions in futures contracts and options shall not be deemed to constitute selling securities short, and (v) that the Fund may obtain such short-term credits as may be necessary for the clearance of securities transactions;

         (d) purchase options, unless the aggregate premiums paid on all such options held by the Fund at any time do not exceed 20% of its total assets; or sell put options, if as a result, the aggregate value of the obligations underlying such put options would exceed 50% of its total assets;

         (e) enter into futures contracts or purchase options thereon unless immediately after the purchase, the value of the aggregate initial margin with respect to such futures contracts entered into on behalf of the Fund and the premiums paid for such options on futures contracts does not exceed 5% of the fair market value of the Fund's total assets; provided that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing the 5% limit;

         (f) purchase warrants if as a result, such securities, taken at the lower of cost or market value, would represent more than 5% of the value of the Fund's total assets (for this purpose, warrants acquired in units or attached to securities will be deemed to have no value); and

         (g) lend portfolio securities in an amount greater than 5% of its total assets.

         The foregoing nonfundamental policies are in addition to policies otherwise stated in the Prospectus or Statement of Additional Information.

         Any investment restrictions herein which involve a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by, a Fund.

                                    PURCHASES

             (See "About Your Investment" in the Funds' prospectus.)

Additional Information About Opening An Account

         Clients having a regular investment counsel account with the Adviser or its affiliates and members of their immediate families, officers and employees of the Adviser or of any affiliated organization and their immediate families, members of the National Association of Securities Dealers, Inc. ("NASD") and banks may, if they prefer, subscribe initially for at least $10,000 of Fund shares through Scudder Investor Services, Inc. (the "Distributor") by letter, fax, or telephone.

         Shareholders of other Scudder funds who have submitted an account application and have a certified Tax Identification Number, clients having a regular investment counsel account with the Adviser or its affiliates and members of their immediate families, officers and employees of the Adviser or of any affiliated organization and their immediate families, members of the NASD, and banks may open an account by wire. These investors must call 1-800-225-5163 to get an account number. During the call, the investor will be asked to indicate the Fund name, amount to be wired ($10,000 minimum), name of bank or trust company from which the wire will be sent, the exact registration of the new account, the taxpayer identification or Social Security number, address and telephone number. The investor must then call the bank to arrange a wire transfer to The Scudder Funds, State Street Bank and Trust Company, Boston, MA 02110, ABA Number 011000028, DDA Account Number: 9903-5552. The investor must give the Scudder fund name, account name and the new account number. Finally, the investor must send the completed and signed application to the Fund promptly.

         Shareholders must maintain a share balance worth at least $10,000, which minimum may be changed by the Board of Trustees.

Additional Information About Making Subsequent Investments

         Subsequent purchase orders for $10,000 or more and for an amount not greater than four times the value of the shareholder's account may be placed by telephone, fax, etc. by established shareholders (except by Scudder Individual Retirement Account (IRA), Scudder Horizon Plan, Scudder Profit Sharing and Money Purchase Pension Plans, Scudder 401(k) and Scudder 403(b) Plan holders), members of the NASD, and banks. Contact the Distributor at 1-800-SCUDDER for additional information. A confirmation of the purchase will be mailed out promptly following receipt of a request to buy. Federal regulations require that payment be received within three business days. If payment is not received within that time, the order is subject to cancellation. In the event of such cancellation or cancellation at the purchaser's request, the purchaser will be responsible for any loss incurred by the Fund or the principal underwriter by reason of such cancellation. If the purchaser is a shareholder, the Trust shall have the authority, as agent of the shareholder, to redeem shares in the account in order to reimburse the Fund or the principal underwriter for the loss incurred. Net losses on such transactions which are not recovered from the purchaser will be absorbed by the principal underwriter. Any net profit on the liquidation of unpaid shares will accrue to the Fund.

Additional Information About Making Subsequent Investments by QuickBuy

         Shareholders, whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and who have elected to participate in the QuickBuy program, may purchase shares of the Fund by telephone. Through this service shareholders may purchase up to $250,000. To purchase shares by QuickBuy, shareholders should call before the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange"), normally 4 p.m. eastern time. Proceeds in the amount of your purchase will be transferred from your bank checking account two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. QuickBuy requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value calculated the following business day. If you purchase shares by QuickBuy and redeem them within seven days of the purchase, the Fund may hold the redemption proceeds for a period of up to seven days. If you purchase shares and there are insufficient funds in your bank account the purchase will be canceled and you may be subject to any losses or fees incurred in the transaction. QuickBuy transactions are not available for most retirement plan accounts. However, QuickBuy transactions are available for Scudder IRA accounts.

         In order to request purchases by QuickBuy, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account from which the purchase payment will be debited. New investors wishing to establish QuickBuy may so indicate on the application. Existing shareholders who wish to add QuickBuy to their account may do so by completing a QuickBuy Enrollment Form. After sending in an enrollment form, shareholders should allow 15 days for this service to be available.

         Each Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that a Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Funds will not be liable for acting upon instructions communicated by telephone that they reasonably believe to be genuine.

Checks

         A certified check is not necessary, but checks are only accepted subject to collection at full face value in U.S. funds and must be drawn on, or payable through, a U.S. bank.

         If shares of a Fund are purchased by a check which proves to be uncollectible, the Trust reserves the right to cancel the purchase immediately and the purchaser may be responsible for any loss incurred by the Trust or the principal underwriter by reason of such cancellation. If the purchaser is a shareholder, the Trust will have the authority, as agent of the shareholder, to redeem shares in the account in order to reimburse the Fund or the principal underwriter for the loss incurred. Investors whose orders have been canceled may be prohibited from, or restricted in, placing future orders in any of the Scudder funds.

Wire Transfer of Federal Funds

         To obtain the net asset value determined as of the close of regular trading on the Exchange on a selected day, your bank must forward federal funds by wire transfer and provide the required account information so as to be available to the Fund prior to the close of regular trading on the Exchange (normally 4 p.m. eastern time).

         The bank sending an investor's federal funds by bank wire may charge for the service. Presently, the Distributor pays a fee for receipt by State Street Bank and Trust Company (the "Custodian") of "wired funds," but the right to charge investors for this service is reserved.

         Boston banks are closed on certain holidays although the Exchange may be open. These holidays include Columbus Day (the 2nd Monday in October) and Veterans Day (November 11). Investors are not able to purchase shares by wiring federal funds on such holidays because the Custodian is not open to receive such federal funds on behalf of a Fund.

Share Price

         Purchases will be filled without sales charge at the net asset value next computed after the receipt of a purchase request in good order. Net asset value normally will be computed as of the close of regular trading on each day during which the Exchange is open for trading. Orders received after the close of regular trading on the Exchange will receive the next business day's net asset value. If the order has been placed by a member of the NASD, other than the Distributor, it is the responsibility of that member broker, rather than the Fund, to forward the purchase order to Scudder Service Corporation (the "Transfer Agent") by the close of regular trading on the Exchange.

Share Certificates

         Due to the desire of the Trust's management to afford ease of redemption, certificates will not be issued to indicate ownership in a Fund. Share certificates now in a shareholder's possession may be sent to the Transfer Agent for cancellation and credit to such shareholder's account. Shareholders who prefer may hold the certificates in their possession until they wish to exchange or redeem such shares.

Other Information

         Each Fund has authorized certain members of the NASD other than the Distributor to accept purchase and redemption orders for its shares. Those brokers may also designate other parties to accept purchase and redemption orders on the Funds' behalf. Orders for purchase or redemption will be deemed to have been received by a Fund when such brokers or their authorized designees accept the orders. Subject to the terms of the contract between a Fund and the broker, ordinarily orders will be priced at the Fund's net asset value next computed after acceptance by such brokers or their authorized designees.
Further, if purchases or redemptions of a Fund's shares are arranged and settlement is made at an investor's election through any other authorized NASD member, that member may, at its discretion, charge a fee for that service. The Board of Trustees and the Distributor, also the Funds' principal underwriter, each has the right to limit the amount of purchases by, and to refuse to sell to, any person. The Trustees and the Distributor may suspend or terminate the offering of Fund shares at any time for any reason.

         The Board of Trustees and the Distributor each has the right to limit, for any reason, the amount of purchases by, and to refuse to, sell to any person, and each may suspend or terminate the offering of Fund shares at any time for any reasons.

         The Tax Identification Number section of the application must be completed when opening an account. Applications and purchase orders without a correct certified tax identification number and certain other certified information (e.g. from exempt organizations, certification of exempt status) will be returned to the investor. The Funds reserve the right, following 30 days' notice, to redeem all shares in accounts without a correct certified Social Security or tax identification number. A shareholder may avoid involuntary redemption by providing the Funds with a tax identification number during the 30-day notice period.

         The Trust may issue shares at net asset value in connection with any merger or consolidation with, or acquisition of the assets of, any investment company or personal holding company, subject to the requirements of the 1940 Act.


                            EXCHANGES AND REDEMPTIONS

             (See "About Your Investment" in the Funds' prospectus.)

Exchanges

         Exchanges are comprised of a redemption from one Scudder fund and purchase into another Scudder fund. The purchase side of the exchange may be either an additional investment into an existing account or may involve opening a new account in another fund. When an exchange involves a new account, the new account will be established with the same registration, tax identification number, address, telephone redemption option, "Scudder Automated Information Line" (SAIL) transaction authorization and dividend option as the existing account. Other features will not carry over automatically to the new account. Exchanges into a new fund account must be for a minimum of $10,000. When an exchange represents an additional investment into an existing account, the account receiving the exchange proceeds must have identical registration, tax identification number, address, and account options/features as the account of origin. Exchanges into an existing account must be for $100 or more. If the account receiving the exchange proceeds is to be different in any respect, the exchange request must be in writing and must contain an original signature guarantee.

         Exchange orders received before the close of regular trading on the Exchange on any business day ordinarily will be executed at the respective net asset values determined on that day. Exchange orders received after the close of regular trading on the Exchange will be executed on the following business day.

         Investors may also request, at no extra charge, to have exchanges automatically executed on a predetermined schedule from one Scudder fund to an existing account in another Scudder fund, at current net asset value, through Scudder's Automatic Exchange Program. Exchanges must be for a minimum of $50. Shareholders may add this free feature over the telephone or in writing. Automatic exchanges will continue until the shareholder requests by telephone or in writing to have the feature removed, or until the originating account is depleted. The Trust and the Transfer Agent each reserves the right to suspend or terminate the privilege of the Automatic Exchange Program at any time.

         There is no charge to the shareholder for any exchange described above (except for exchanges from funds which impose a redemption fee on shares held less than a year). (See "Special Redemption and Exchange Information below.) An exchange into another Scudder fund is a redemption of shares, and therefore may result in tax consequences (gain or loss) to the shareholder and the proceeds of such exchange may be subject to backup withholding. (See "TAXES.")

         Investors currently receive the exchange privilege, including exchange by telephone, automatically without having to elect it. Each Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Funds do not follow such procedures, they may be liable for losses due to unauthorized or fraudulent telephone instructions. Each Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine. The Funds and the Transfer Agent each reserves the right to suspend or terminate the privilege of exchanging by telephone or fax at any time.

         The Scudder funds into which investors may make an exchange are listed under "THE SCUDDER FAMILY OF FUNDS" herein. Before making an exchange, shareholders should obtain from the Distributor a prospectus of the Scudder fund into which the exchange is being contemplated. The exchange privilege may not be available for certain Scudder funds or classes thereof. For more information, please call 1-800-225-5163.

         Scudder retirement plans may have different exchange requirements. Please refer to appropriate plan literature.

Special Redemption and Exchange Information

         In general, shares of each Fund may be exchanged or redeemed at net asset value. However, shares of a Fund held for less than one year are redeemable at a price equal to 98% of the then current net asset value per share. This 2% discount, referred to in the prospectus and this combined
Statement of Additional Information as a redemption/exchange fee, directly affects the amount a shareholder who is subject to the discount receives upon exchange or redemption. It is intended to encourage long-term investment in a Fund, to avoid transaction and other expenses caused by early redemptions and to facilitate portfolio management. The fee is not a deferred sales charge, is not a commission paid to the Adviser or its subsidiaries, and does not benefit the Adviser in any way. Each Fund reserves the right to modify the terms of or terminate this fee at any time.

         A redemption fee will not be applied to (a) a redemption of any shares of a Fund outstanding for one year or more, (b) a redemption of reinvestment shares (i.e., shares purchased through the reinvestment of dividends or capital gains distributions paid by a Fund), (c) a redemption of shares by a Fund upon exercise of its right to liquidate accounts (i) falling below the minimum account size by reason of shareholder redemptions or (ii) when the shareholder has failed to provide tax identification information or (d) a redemption of shares due to the death of the registered shareholder of a Fund account or due to the death of all registered shareholders of a Fund account with more than one registered shareholder, (i.e. joint tenant account), upon receipt from Scudder Service Corporation of appropriate written instructions and documentation satisfactory to Scudder Service Corporation. However, if shares are purchased for a retirement plan account through a broker, financial institution or recordkeeper maintaining an omnibus account for the shares, such waiver may not apply. For this purpose and without regard to the shares actually redeemed, shares will be redeemed as follows: first, reinvestment shares; second, purchased shares held one year or more; and third, purchased shares held for less than one year. Finally, if a shareholder enters into a transaction in Fund shares which, although it may technically be treated as a redemption and purchase for recordkeeping purposes, does not involve the termination of economic interest in a Fund, no redemption fee will apply and applicability of the redemption fee, if any, on any subsequent redemption or exchange will be determined by reference to the date the shares were originally purchased, and not the date of the transaction.

Redemption By Telephone

         Shareholders currently receive the right, automatically without having to elect it, to redeem by telephone up to $100,000 to their address of record. Shareholders may also request by telephone to have the proceeds mailed or wired to their predesignated bank account. In order to request wire redemptions by telephone, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account to which the redemption proceeds are to be sent.

         (a)      NEW INVESTORS  wishing to establish  the telephone  redemption
                  privilege  must  complete  the  appropriate   section  on  the
                  application.

         (b) EXISTING SHAREHOLDERS (except those who are Scudder IRA, Scudder pension and profit-sharing, Scudder 401(k) and Scudder 403(b) Planholders) who wish to establish telephone redemption to a predesignated bank account or who want to change the bank account previously designated to receive redemption proceeds should either return a Telephone Redemption Option Form (available upon request), or send a letter identifying the account and specifying the exact information to be changed. The letter must be signed exactly as the shareholder's name(s) appears on the account. An original signature and an original signature guarantee are required for each person in whose name the account is registered.

         If a request for a redemption to a shareholder's bank account is made by telephone or fax, payment will be by Federal Reserve bank wire to the bank account designated on the application, unless a request is made that the redemption check be mailed to the designated bank account. There will be a $5 charge for all wire redemptions.

         Note: Investors designating a savings bank to receive their telephone redemption proceeds are advised that if the savings bank is not a participant in the Federal Reserve System, redemption proceeds must be wired through a commercial bank which is a correspondent of the savings bank. As this may delay receipt by the shareholder's account, it is suggested that investors wishing to use a savings bank discuss wire procedures with their bank and submit any special wire transfer information with the telephone redemption authorization. If appropriate wire information is not supplied, redemption proceeds will be mailed to the designated bank.

         The Funds employ procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Funds do not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Funds will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Redemption by QuickSell

         Shareholders, whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and who have elected to participate in the QuickSell program may sell shares of the Funds by telephone. Redemptions must be for at least $250. Proceeds in the amount of your redemption will be transferred to your bank checking account two or three business days following your call. For requests received by the close of regular trading on the Exchange, normally 4:00 p.m. eastern time, shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. QuickSell requests received after the close of regular trading on the Exchange will begin their processing and be redeemed at the net asset value calculated the following business day. QuickSell transactions are not available for Scudder IRA accounts and most other retirement plan accounts.

         In order to request redemptions by QuickSell, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account to which redemption proceeds will be credited. New investors wishing to establish QuickSell may so indicate on the application. Existing shareholders who wish to add QuickSell to their account may do so by completing a QuickSell Enrollment Form. After sending in an enrollment form, shareholders should allow 15 days for this service to be available.

         The Funds employ procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that a Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Funds will not be liable for acting upon instructions communicated by telephone that they reasonably believe to be genuine.

Redemption by Mail or Fax

         In order to ensure proper authorization before redeeming shares, the Transfer Agent may request additional documents such as, but not restricted to, stock powers, trust instruments, certificates of death, appointments as executor, certificates of corporate authority and waivers of tax (required in some states when settling estates).

         It is suggested that shareholders holding share certificates or shares registered in other than individual names contact the Transfer Agent prior to any redemptions to ensure that all necessary documents accompany the request. When shares are held in the name of a corporation, trust, fiduciary agent, attorney or partnership, the Transfer Agent requires, in addition to the stock power, certified evidence of authority to sign. These procedures are for the protection of shareholders and should be followed to ensure prompt payment. Redemption requests must not be conditional as to date or price of the redemption. Proceeds of a redemption will be sent within seven (7) business days after receipt by the Transfer Agent of a request for redemption that complies with the above requirements. Delays of more than seven (7) days of payment for shares tendered for repurchase or redemption may result, but only until the purchase check has cleared.

         The requirements for IRA redemptions are different from those for regular accounts. For more information call 1-800-225-5163.

Redemption-in-Kind

         The Funds reserve the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by each Fund and valued as they are for purposes of computing each Fund's net asset value (a redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities into cash. The Trust has elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which the Funds are obligated to redeem shares, with respect to any one shareholder during any 90 day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of that Fund at the beginning of the period.

Other Information

         If a shareholder redeems all shares in the account after the record date of a dividend, the shareholder receives in addition to the net asset value thereof, all declared but unpaid dividends thereon. The value of shares redeemed or repurchased may be more or less than the shareholder's cost depending on the net asset value at the time of redemption or repurchase. A wire charge may be applicable for redemption proceeds wired to an investor's bank account. Redemption of shares, including redemptions undertaken to effect an exchange for shares of another Scudder fund, may result in tax consequences (gain or loss) to the shareholder and the proceeds of such redemptions may be subject to backup withholding. (See "TAXES.")

         Shareholders who wish to redeem shares from Special Plan Accounts should contact the employer, trustee or custodian of the Plan for the requirements.

         The determination of net asset value may be suspended at times and a shareholder's right to redeem shares and to receive payment therefore may be suspended at times during which (a) the Exchange is closed, other than customary weekend and holiday closings, (b) trading on the Exchange is restricted for any reason, (c) an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or (d) the SEC has by order permiteed such a suspension for the protection of the Trust's shareholders, provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) shall govern as to whether the conditions prescribed in (b) or (c) exist.

         Shareholders must maintain an account balance of $10,000 in a Fund, which minimum amount may be changed by the Board of Trustees. Each Fund reserves the right, following 60 days' written notice to shareholders, to redeem all shares in accounts below $250, including accounts of new investors, where a reduction in value has occurred due to a redemption or exchange out of the account. Each Fund will mail the proceeds of the redeemed account to the shareholder at the address of record. Reductions in value that result solely from market activity will not trigger an involuntary redemption.

                    FEATURES AND SERVICES OFFERED BY THE FUND

       (See "Investment products and services" in the Funds' prospectus.)


The No-Load Concept

         Investors are encouraged to be aware of the full ramifications of mutual fund fee structures, and of how Scudder distinguishes its Scudder Family of Funds from the vast majority of mutual funds available today. The primary distinction is between load and no-load funds.

         Load funds generally are defined as mutual funds that charge a fee for the sale and distribution of fund shares. There are three types of loads: front-end loads, back-end loads, and asset-based 12b-1 fees. 12b-1 fees are distribution-related fees charged against fund assets and are distinct from service fees, which are charged for personal services and/or maintenance of shareholder accounts. Asset-based sales charges and service fees are typically paid pursuant to distribution plans adopted under 12b-1 under the 1940 Act.

         A front-end load is a sales charge, which can be as high as 8.50% of the amount invested. A back-end load is a contingent deferred sales charge, which can be as high as 8.50% of either the amount invested or redeemed. The maximum front-end or back-end load varies, and depends upon whether or not a fund also charges a 12b-1 fee and/or a service fee or offers investors various sales-related services such as dividend reinvestment. The maximum charge for a 12b-1 fee is 0.75% of a fund's average annual net assets, and the maximum charge for a service fee is 0.25% of a fund's average annual net assets.

         A no-load fund does not charge a front-end or back-end load, but can charge a small 12b-1 fee and/or service fee against fund assets. Under the National Association of Securities Dealers Conduct Rules, a mutual fund can call itself a "no-load" fund only if the 12b-1 fee and/or service fee does not exceed 0.25% of a fund's average annual net assets.

         Because funds and classes in the Scudder Family of Funds do not pay any asset-based sales charges or service fees, Scudder uses the phrase no-load to distinguish Scudder funds and classes from other no-load funds. Scudder pioneered the no-load concept when it created the nation's first no-load fund in 1928, and later developed the nation's first family of no-load mutual funds.

Internet access

World Wide Web Site -- The address of the Scudder Funds site is http://www.scudder.com. The site offers guidance on global investing and developing strategies to help meet financial goals and provides access to the Scudder investor relations department via e-mail. The site also enables users to access or view fund prospectuses and profiles with links between summary information in Profiles and details in the Prospectus. Users can fill out new account forms on-line, order free software, and request literature on funds.

Account Access -- The Adviser is among the first mutual fund families to allow shareholders to manage their fund accounts through the World Wide Web. Scudder Fund shareholders can view a snapshot of current holdings, review account activity and move assets between Scudder Fund accounts.

         The Adviser's personal portfolio capabilities -- known as SEAS (Scudder Electronic Account Services) -- are accessible only by current Scudder Fund shareholders who have set up a Personal Page on Scudder's Web site. Using a secure Web browser, shareholders sign on to their account with their Social Security number and their SAIL password. As an additional security measure, users can change their current password or disable access to their portfolio through the World Wide Web.

         An Account Activity option reveals a financial history of transactions for an account, with trade dates, type and amount of transaction, share price and number of shares traded. For users who wish to trade shares between Scudder Funds, the Fund Exchange option provides a step-by-step procedure to exchange shares among existing fund accounts or to new Scudder Fund accounts.

Dividends and Capital Gains Distribution Options

         Investors have freedom to choose whether to receive cash or to reinvest any dividends from net investment income or distributions from realized capital gains in additional shares of a Fund. A change of instructions for the method of payment must be received by the Transfer Agent at least five days prior to a dividend record date. Shareholders also may change their dividend option either by calling 1-800-225-5163 or by sending written instructions to the Transfer Agent. Please include your account number with your written request. See "Purchases" in the Funds' prospectuses for the address.

         Reinvestment is usually made at the closing net asset value determined on the business day following the record date. Investors may leave standing instructions with the Transfer Agent designating their option for either reinvestment or cash distribution of any income dividends or capital gains distributions. If no election is made, dividends and distributions will be invested in additional shares of a Fund.

         Investors may also have dividends and distributions automatically deposited in their predesignated bank account through Scudder's DistributionsDirect Program. Shareholders who elect to participate in the DistributionsDirect Program, and whose predesignated checking account of record is with a member bank of the Automated Clearing House Network (ACH) can have income and capital gain distributions automatically deposited to their personal bank account usually within three business days after the Fund pays its distribution. A DistributionsDirect request form can be obtained by calling 1-800-225-5163. Confirmation statements will be mailed to shareholders as notification that distributions have been deposited.

         Investors choosing to participate in Scudder's Automatic Withdrawal Plan must reinvest any dividends or capital gains. For most retirement plan accounts, the reinvestment of dividends and capital gains is also required.

Scudder Investor Centers

         Investors may visit any of the Investor Centers maintained by the Distributor listed in the Funds' prospectuses. The Centers are designed to provide individuals with services during any business day. Investors may pick up literature or obtain assistance with opening an account, adding monies or special options to existing accounts, making exchanges within the Scudder Family of Funds, redeeming shares or opening retirement plans. Checks should not be mailed to the Centers but should be mailed to "The Scudder Funds" at the address listed under "Purchases" in the prospectus.

Reports to Shareholders

         The Trust issues shareholders unaudited semiannual financial statements and annual financial statements audited by independent accountants, including a list of investments held and statements of assets and liabilities, operations, changes in net assets and financial highlights. The Trust presently intends to distribute to shareholders informal quarterly reports during the intervening quarters, containing a statement of the investments of the Funds.

Transaction Summaries

         Annual summaries of all transactions in each Fund account are available to shareholders. The summaries may be obtained by calling 1-800-225-5163.

                          THE SCUDDER FAMILY OF FUNDS

      (See "Investment products and services" in the /Funds' prospectuses)

         The Scudder Family of Funds is America's first family of mutual funds and the nation's oldest family of no-load mutual funds; a list of Scudder's funds follows.

MONEY MARKET

         Scudder U.S. Treasury Money Fund

         Scudder Cash Investment Trust

         Scudder Money Market Series+

         Scudder Government Money Market Series+

TAX FREE MONEY MARKET

         Scudder Tax Free Money Fund

         Scudder Tax Free Money Market Series+

         Scudder California Tax Free Money Fund*

         Scudder New York Tax Free Money Fund*

TAX FREE

         Scudder Limited Term Tax Free Fund

         Scudder Medium Term Tax Free Fund

         Scudder Managed Municipal Bonds

         Scudder High Yield Tax Free Fund

         Scudder California Tax Free Fund*

---------------------------------------
+ The institutional class of shares is not part of the Scudder Family of Funds.

         Scudder Massachusetts Limited Term Tax Free Fund*

         Scudder Massachusetts Tax Free Fund*

         Scudder New York Tax Free Fund*

         Scudder Ohio Tax Free Fund*

U.S. INCOME

         Scudder Short Term Bond Fund

         Scudder GNMA Fund

         Scudder Income Fund

         Scudder Corporate Bond Fund

         Scudder High Yield Bond Fund

GLOBAL INCOME

         Scudder Global Bond Fund

         Scudder International Bond Fund

         Scudder Emerging Markets Income Fund

ASSET ALLOCATION

         Scudder Pathway Series: Conservative Portfolio

         Scudder Pathway Series: Balanced Portfolio

         Scudder Pathway Series: Growth Portfolio

U.S. GROWTH AND INCOME

         Scudder Balanced Fund

         Scudder Dividend & Growth Fund

         Scudder Growth and Income Fund

         Scudder Select 500 Fund

         Scudder 500 Index Fund

         Scudder Real Estate Investment Fund

---------------------------------------
* These funds are not available for sale in all states. For information, contact Scudder Investor Services, Inc.

U.S. GROWTH

     Value

         Scudder Large Company Value Fund

         Scudder Value Fund**

         Scudder Small Company Value Fund

         Scudder Micro Cap Fund

     Growth

         Scudder Classic Growth Fund**

         Scudder Large Company Growth Fund

         Scudder Select 1000 Growth Fund

         Scudder Development Fund

         Scudder 21st Century Growth Fund

GLOBAL EQUITY

     Worldwide

         Scudder Global Fund

         Scudder International Value Fund

         Scudder International Growth and Income Fund

         Scudder International Fund***

         Scudder International Growth Fund

         Scudder Global Discovery Fund**

         Scudder Emerging Markets Growth Fund

Scudder Gold Fund

     Regional

         Scudder Greater Europe Growth Fund

         Scudder Pacific Opportunities Fund

---------------------------------------
**       Only the Scudder Shares are part of the Scudder Family of Funds.
***      Only the International Shares are part of the Scudder Family of Funds.

         Scudder Latin America Fund

         The Japan Fund, Inc.

INDUSTRY SECTOR FUNDS

     Choice Series

         Scudder Financial Services Fund

         Scudder Health Care Fund

         Scudder Technology Fund

SCUDDER PREFERRED SERIES

         Scudder Tax Managed Growth Fund

         Scudder Tax Managed Small Company Fund

         The net asset values of most Scudder funds can be found daily in the "Mutual Funds" section of The Wall Street Journal under "Scudder Funds," and in other leading newspapers throughout the country. Investors will notice the net asset value and offering price are the same, reflecting the fact that no sales commission or "load" is charged on the sale of shares of the Scudder funds. The latest seven-day yields for the money-market funds can be found every Monday and Thursday in the "Money-Market Funds" section of The Wall Street Journal. This information also may be obtained by calling the Scudder Automated Information Line (SAIL) at 1-800-343-2890.

         Certain Scudder funds or classes thereof may not be available for purchase or exchange. For more information, please call 1-800-225-5163.

                              SPECIAL PLAN ACCOUNTS

   (See "Scudder tax-advantaged retirement plans," "Purchases -- By Automatic Investment Plan" and "Exchanges and redemptions -- By Automatic Withdrawal Plan"
                          in the Funds' prospectuses.)

         Detailed information on any Scudder investment plan, including the applicable charges, minimum investment requirements and disclosures made pursuant to Internal Revenue Service (the "IRS") requirements, may be obtained by contacting Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103 or by calling toll free, 1-800-225-2470. The discussions of the plans below describe only certain aspects of the federal income tax treatment of the plan. The state tax treatment may be different and may vary from state to state. It is advisable for an investor considering the funding of the investment plans described below to consult with an attorney or other investment or tax adviser with respect to the suitability requirements and tax aspects thereof.

         Shares of a Fund may also be a permitted investment under profit sharing and pension plans and IRAs other than those offered by a Fund's distributor depending on the provisions of the relevant plan or IRA.

         None of the plans assures a profit or guarantees protection against depreciation, especially in declining markets.

Scudder Retirement Plans: Profit-Sharing and Money Purchase Pension Plans for Corporations and Self-Employed Individuals

         Shares of a Fund may be purchased as the investment medium under a plan in the form of a Scudder Profit-Sharing Plan (including a version of the Plan which includes a cash-or-deferred feature) or a Scudder Money Purchase Pension Plan (jointly referred to as the Scudder Retirement Plans) adopted by a corporation, a self-employed individual or a group of self-employed individuals (including sole proprietorships and partnerships), or other qualifying organization. Each of these forms was approved by the IRS as a prototype. The IRS's approval of an employer's plan under Section 401(a) of the Internal Revenue Code will be greatly facilitated if it is in such approved form. Under certain circumstances, the IRS will assume that a plan, adopted in this form, after special notice to any employees, meets the requirements of Section 401(a) of the Internal Revenue Code as to form.

Scudder 401(k): Cash or Deferred Profit-Sharing Plan for Corporations and Self-Employed Individuals

         Shares of a Fund may be purchased as the investment medium under a plan in the form of a Scudder 401(k) Plan adopted by a corporation, a self-employed individual or a group of self-employed individuals (including sole proprietors and partnerships), or other qualifying organization. This plan has been approved as a prototype by the IRS.

Scudder IRA: Individual Retirement Account

         Shares of a Fund may be purchased as the underlying investment for an Individual Retirement Account which meets the requirements of Section 408(a) of the Internal Revenue Code.

         A single individual who is not an active participant in an employer-maintained retirement plan, a simplified employee pension plan, or a tax-deferred annuity program (a "qualified plan"), and a married individual who is not an active participant in a qualified plan and whose spouse is also not an active participant in a qualified plan, are eligible to make tax deductible contributions of up to $2,000 to an IRA prior to the year such individual attains age 70 1/2. In addition, certain individuals who are active participants in qualified plans (or who have spouses who are active participants) are also eligible to make tax-deductible contributions to an IRA; the annual amount, if any, of the contribution which such an individual will be eligible to deduct will be determined by the amount of his, her, or their adjusted gross income for the year. Whenever the adjusted gross income limitation prohibits an individual from contributing what would otherwise be the maximum tax-deductible contribution he or she could make, the individual will be eligible to contribute the difference to an IRA in the form of nondeductible contributions.

         An eligible individual may contribute as much as $2,000 of qualified income (earned income or, under certain circumstances, alimony) to an IRA each year (up to $2,000 per individual for married couples, even if only one spouse has earned income). All income and capital gains derived from IRA investments are reinvested and compound tax-deferred until distributed. Such tax-deferred compounding can lead to substantial retirement savings.

Scudder Roth IRA: Individual Retirement Account

         Shares of a Fund may be purchased as the underlying investment for a Roth Individual Retirement Account which meets the requirements of Section 408A of the Internal Revenue Code.

         A single individual earning below $95,000 can contribute up to $2,000 per year to a Roth IRA. The maximum contribution amount diminishes and gradually falls to zero for single filers with adjusted gross incomes ranging from $95,000 to $110,000. Married couples earning less than $150,000 combined, and filing jointly, can contribute a full $4,000 per year ($2,000 per IRA). The maximum contribution amount for married couples filing jointly phases out from $150,000 to $160,000.

         An eligible individual can contribute money to a traditional IRA and a Roth IRA as long as the total contribution to all IRAs does not exceed $2,000. No tax deduction is allowed under Section 219 of the Internal Revenue Code for contributions to a Roth IRA. Contributions to a Roth IRA may be made even after the individual for whom the account is maintained has attained age 70 1/2.

         All income and capital gains derived from Roth IRA investments are reinvested and compounded tax-free. Such tax-free compounding can lead to substantial retirement savings. No distributions are required to be taken prior to the death of the original account holder. If a Roth IRA has been established for a minimum of five years, distributions can be taken tax-free after reaching age 59 1/2, for a first-time home purchase ($10,000 maximum, one-time use) or upon death or disability. All other distributions of earnings from a Roth IRA are taxable and subject to a 10% tax penalty unless an exception applies. Exceptions to the 10% penalty include: disability, certain medical expenses, the purchase of health insurance for an unemployed individual and qualified higher education expenses.

         An individual with an income of $100,000 or less (who is not married filing separately) can roll his or her existing IRA into a Roth IRA. However, the individual must pay taxes on the taxable amount in his or her traditional IRA. Individuals who complete the rollover in 1998 will be allowed to spread the tax payments over a four-year period. After 1998, all taxes on such a rollover will have to be paid in the tax year in which the rollover is made.

Scudder 403(b) Plan

         Shares of a Fund may also be purchased as the underlying investment for tax sheltered annuity plans under the provisions of Section 403(b)(7) of the Internal Revenue Code. In general, employees of tax-exempt organizations described in Section 501(c)(3) of the Internal Revenue Code (such as hospitals, churches, religious, scientific, or literary organizations and educational institutions) or a public school system are eligible to participate in a 403(b) plan.

Automatic Withdrawal Plan

         Non-retirement plan shareholders may establish an Automatic Withdrawal Plan to receive monthly, quarterly or periodic redemptions from his or her account for any designated amount of $50 or more. Shareholders may designate which day they want the automatic withdrawal to be processed. The check amounts may be based on the redemption of a fixed dollar amount, fixed share amount, percent of account value or declining balance. The Plan provides for income dividends and capital gains distributions, if any, to be reinvested in additional shares. Shares are then liquidated as necessary to provide for withdrawal payments. Since the withdrawals are in amounts selected by the investor and have no relationship to yield or income, payments received cannot be considered as yield or income on the investment and the resulting liquidations may deplete or possibly extinguish the initial investment and any reinvested dividends and capital gains distributions. Requests for increases in withdrawal amounts or to change the payee must be submitted in writing, signed exactly as the account is registered, and contain signature guarantee(s) as described under "Transaction information -- Redeeming shares -- Signature guarantees" in each Fund's prospectus. Any such requests must be received by each Fund's transfer agent ten days prior to the date of the first automatic withdrawal. An Automatic Withdrawal Plan may be terminated at any time by the shareholder, the Trust or its agent on written notice, and will be Trust of notice of death of the shareholder.

         An Automatic Withdrawal Plan request form can be obtained by calling 1-800-225-5163.

Group or Salary Deduction Plan

         An investor may join a Group or Salary Deduction Plan where satisfactory arrangements have been made with Scudder Investor Services, Inc. for forwarding regular investments through a single source. The minimum annual investment is $240 per investor which may be made in monthly, quarterly, semiannual or annual payments. The minimum monthly deposit per investor is $20. Except for trustees or custodian fees for certain retirement plans, at present there is no separate charge for maintaining group or salary deduction plans; however, the [Trust, Corporation] and its agents reserve the right to establish a maintenance charge in the future depending on the services required by the investor.

         The Trust reserves the right, after notice has been given to the shareholder, to redeem and close a shareholder's account in the event that the shareholder ceases participating in the group plan prior to investment of $1,000 per individual or in the event of a redemption which occurs prior to the accumulation of that amount or which reduces the account value to less than $1,000 and the account value is not increased to $1,000 within a reasonable time after notification. An investor in a plan who has not purchased shares for six months shall be presumed to have stopped making payments under the plan.

Automatic Investment Plan

         Shareholders may arrange to make periodic investments through automatic deductions from checking accounts by completing the appropriate form and providing the necessary documentation to establish this service. The minimum investment is $50.

         The Automatic Investment Plan involves an investment strategy called dollar cost averaging. Dollar cost averaging is a method of investing whereby a specific dollar amount is invested at regular intervals. By investing the same dollar amount each period, when shares are priced low the investor will purchase more shares than when the share price is higher. Over a period of time this investment approach may allow the investor to reduce the average price of the shares purchased. However, this investment approach does not assure a profit or protect against loss. This type of regular investment program may be suitable for various investment goals such as, but not limited to, college planning or saving for a home.

Uniform Transfers/Gifts to Minors Act

         Grandparents, parents or other donors may set up custodian accounts for minors. The minimum initial investment is $1,000 unless the donor agrees to continue to make regular share purchases for the account through Scudder's Automatic Investment Plan (AIP). In this case, the minimum initial investment is $500.

         The Trust reserves the right, after notice has been given to the shareholder and custodian, to redeem and close a shareholder's account in the event that regular investments to the account cease before the $1,000 minimum is reached.

                   DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

          (See "Distributions" and "Taxes" in the Funds' prospectus.)

         Each Fund intends to follow the practice of distributing all of its investment company taxable income, which includes any excess of net realized short-term capital gains over net realized long-term capital losses. The Funds may follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. However, a Fund may retain all or part of such gain for reinvestment after paying the related federal income taxes for which the shareholders may then be asked to claim a credit against their federal income tax liability. (See "TAXES.") If a Fund does not distribute the amount of capital gain and/or ordinary income required to be distributed by an excise tax provision of the Code, that Fund may be subject to that excise tax. In certain circumstances, the Fund may determine that it is in the interest of shareholders to distribute less than the required amount. (See "TAXES.")

         Earnings and profits distributed to shareholders on redemptions of Fund shares may be utilized by the Fund, to the extent permissible, as part of the Fund's dividends paid deduction on its federal tax return.

         The Funds intend to distribute dividends from their net investment income annually in December. The Funds intend to distribute net realized capital gains after utilization of capital loss carryforwards, if any, in November or December to prevent application of a federal excise tax. An additional distribution may be made, if necessary.

         Both types of distributions will be made in shares of a Fund and confirmations will be mailed to each shareholder unless a shareholder has elected to receive cash, in which case a check will be sent. Distributions of investment company taxable income and net realized capital gains are taxable (See "TAXES"), whether made in shares or cash.

         Each distribution is accompanied by a brief explanation of the form and character of the distribution. The characterization of distributions on such correspondence may differ from the characterization for federal tax purposes. In January of each year a Fund issues to each shareholder a statement of the federal income tax status of all distributions in the prior calendar year.

                             PERFORMANCE INFORMATION

               (See "Past performance" in the Funds' prospectus.)

         From time to time, quotations of each Fund's performance may be included in advertisements, sales literature or reports to shareholders or prospective investors. These performance figures will be calculated in the following manner for each Fund:

Average Annual Total Return

         Average Annual Total Return is the average annual compound rate of return for the periods of one year and the life of a Fund, ended on the last day of a recent calendar quarter. Average annual total return quotations reflect changes in the price of a Fund's shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in Fund shares. Average annual total return is calculated by finding the average annual compound rates of return of a hypothetical investment over such periods, according to the following formula (average annual total return is then expressed as a percentage):

                               T = (ERV/P)^1/n - 1

     Where:
                    P        =      a hypothetical initial investment of $1,000
                    T        =      Average Annual Total Return
                    n        =      number of years
                    ERV      =      ending  redeemable  value:  ERV  is the
                                    value,   at  the  end  of  the  applicable
                                    period,    of   a   hypothetical    $1,000
                                    investment made at the beginning of the applicable period.

               Total Return for the periods ended October 31, 1999


                                           1 Year          Life of the Fund (1)
                                           ------          -----------------
Scudder Tax Managed                        7.77%                 12.79%
Growth Fund

Scudder Tax Managed Small                  1.69%                  4.70%
Company Fund


(1)      The Fund commenced operations on September 18, 1998.

         Note: If the Adviser had not maintained expenses, the total returns would have been lower.

         As described above, average annual total return is based on historical earnings and is not intended to indicate future performance. Average annual total return for a Fund will vary based on changes in market conditions and the level of the Fund's expenses.

         In connection with communicating its average annual total return to current or prospective shareholders, a Fund also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

Cumulative Total Return

         Cumulative Total Return is the compound rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative Total Return quotations reflect changes in the price of a Fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in Fund shares. Cumulative Total Return is calculated by finding the cumulative rates of return of a hypothetical investment over such periods, according to the following formula (Cumulative Total Return is then expressed as a percentage):

                                 C = (ERV/P) - 1
         Where:
                    C        =      Cumulative Total Return
                    P        =      a hypothetical initial investment of $1,000
                    ERV      =      ending  redeemable  value:  ERV  is the
                                    value,   at  the  end  of  the  applicable
                                    period,    of   a   hypothetical    $1,000
                                    investment made at the beginning of the applicable period.

         Cumulative Total Return for the periods ended October 31, 1999



                                           1 Year          Life of the Fund (1)
                                           ------          -----------------
Scudder Tax Managed                        7.77%                 14.33%
Growth Fund

Scudder Tax Managed Small                  1.69%                  5.24%
Company Fund


(1)      The Fund commenced operations on September 18, 1998.

         Note: If the Adviser had not maintained expenses, the total returns would have been lower.

Total Return

         Total Return is the rate of return on an investment for a specified period of time calculated in the same manner as Cumulative Total Return.

Comparison of Fund Performance

         In  connection  with   communicating  its  performance  to  current  or
prospective shareholders, the Funds also may compare these figures to the performance of unmanaged indices which may assume reinvestment of dividends or interest but generally do not reflect deductions for administrative and management costs.

         From time to time, in advertising and marketing literature, a Fund's performance may be compared to the performance of broad groups of mutual funds with similar investment goals, as tracked by independent organizations.

         From time to time, in marketing and other Fund literature, Trustees and officers of a Fund, the Funds' portfolio manager, or members of the portfolio management team may be depicted and quoted to give prospective and current shareholders a better sense of the outlook and approach of those who manage the Fund. In addition, the amount of assets that the Adviser has under management in various geographical areas may be quoted in advertising and marketing materials.

         The Funds may be advertised as an investment choice in Scudder's college planning program.

         Marketing and other Fund literature may include a description of the potential risks and rewards associated with an investment in a Fund. The description may include a "risk/return spectrum" which compares the Funds to other Scudder funds or broad categories of funds, such as money market, bond or equity funds, in terms of potential risks and returns. Money market funds are designed to maintain a constant $1.00 share price and have a fluctuating yield. Share price, yield and total return of a bond fund will fluctuate. The share price and return of an equity fund also will fluctuate. The description may also compare the Funds to bank products, such as certificates of deposit. Unlike mutual funds, certificates of deposit are insured up to $100,000 by the U.S. government and offer a fixed rate of return.

         Because bank products guarantee the principal value of an investment and money market funds seek stability of principal, these investments are considered to be less risky than investments in either bond or equity funds, which may involve the loss of principal. However, all long-term investments, including investments in bank products, may be subject to inflation risk, which is the risk of erosion of the value of an investment as prices increase over a long time period. The risks/returns associated with an investment in bond or equity funds depend upon many factors. For bond funds these factors include, but are not limited to, a fund's overall investment objective, the average portfolio maturity, credit quality of the securities held, and interest rate movements. For equity funds, factors include a fund's overall investment objective, the types of equity securities held and the financial position of the issuers of the securities. The risks/returns associated with an investment in international bond or equity funds also will depend upon currency exchange rate fluctuation.

         A risk/return spectrum generally will position the various investment categories in the following order: bank products, money market funds, bond funds and equity funds. Shorter-term bond funds generally are considered less risky and offer the potential for less return than longer-term bond funds. The same is true of domestic bond funds relative to international bond funds, and bond funds that purchase higher quality securities relative to bond funds that purchase lower quality securities. Growth and income equity funds are generally considered to be less risky and offer the potential for less return than growth funds. In addition, international equity funds usually are considered more risky than domestic equity funds but generally offer the potential for greater return.

         Evaluation of Fund performance or other relevant statistical information made by independent sources may also be used in advertisements concerning a Fund, including reprints of, or selections from, editorials or articles about a Fund.

                                FUND ORGANIZATION

                (See "About the funds" in the Funds' prospectus.)

         Each Fund is a diversified series of Investment Trust, a Massachusetts business trust established under a Declaration of Trust dated September 20, 1984, as amended. The name of the Trust was changed, effective May 15, 1991, from Scudder Growth and Income Fund, and on June 10, 1998 from Scudder Investment Trust. The Trust's authorized capital consists of an unlimited number of shares of beneficial interest, par value $0.01 per share. The Trust's shares are currently divided into eight series, Scudder Growth and Income Fund, Scudder Large Company Growth Fund, Classic Growth Fund, Scudder S&P 500 Index Fund, Scudder Real Estate Investment Fund, Scudder Dividend & Growth Fund, Scudder Tax Managed Growth Fund and Scudder Tax Managed Small Company Fund.

         The Trustees have the authority to issue additional series of shares and to designate the relative rights and preferences as between the different series. Each share of a Fund has equal rights with each other share of a Fund as to voting, dividends and liquidation. All shares issued and outstanding will be fully paid and nonassessable by the Trust, and redeemable as described in this combined Statement of Additional Information and in the Funds' prospectus.

         The assets of the Trust received for the issue or sale of the shares of each series and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are specifically allocated to such series and constitute the underlying assets of such series. The underlying assets of each series are segregated on the books of account and are to be charged with the liabilities in respect to such series and with a proportionate share of the general liabilities of the Trust. If a series were unable to meet its obligations, the assets of all other series may in some circumstances be available to creditors for that purpose, in which case the assets of such other series could be used to meet liabilities which are not otherwise properly chargeable to them. Expenses with respect to any two or more series are to be allocated in proportion to the asset value of the respective series except where allocations of direct expenses can otherwise be fairly made. The officers of the Trust, subject to the general supervision of the Trustees, have the power to determine which liabilities are allocable to a given series, or which are general or allocable to two or more series. In the event of the dissolution or liquidation of the Trust or any series, the holders of the shares of any series are entitled to receive as a class the underlying assets of such shares available for distribution to shareholders.

         Shares of the Trust entitle their holders to one vote per share; however, separate votes are taken by each series on matters affecting an individual series. For example, a change in investment policy for a series would be voted upon only by shareholders of the series involved. Additionally, approval of the investment advisory agreement is a matter to be determined separately by each series. Approval by the shareholders of one series is effective as to that series whether or not enough votes are received from the shareholders of the other series to approve such agreement as to other series.

         The Trustees, in their discretion, may authorize the division of shares of a Fund (or shares of a series) into different classes, permitting shares of different classes to be distributed by different methods. Although shareholders of different classes of a series would have an interest in the same portfolio of assets, shareholders of different classes may bear different expenses in connection with different methods of distribution.

         The Declaration of Trust provides that obligations of a Fund are not binding upon the Trustees individually but only upon the property of a Fund, that the Trustees and officers will not be liable for errors of judgment or mistakes of fact or law and that a Fund will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with a Fund, except if it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of a Fund. Nothing in the Declaration of Trust, however, protects or indemnifies a Trustee or officer against any liability to which that person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of that person's office.

                               INVESTMENT ADVISER

              (See "Investment adviser" in the Funds' prospectus.)

Investment Adviser

         Scudder Kemper Investments, Inc. (the "Adviser"), an investment counsel firm, acts as investment adviser to the Funds. This organization, the predecessor of which is Scudder, Stevens & Clark, Inc., is one of the most experienced investment counsel firms in the U. S. It was established as a partnership in 1919 and pioneered the practice of providing investment counsel to individual clients on a fee basis. In 1928 it introduced the first no-load mutual fund to the public. In 1953 the Adviser introduced Scudder International Fund, Inc., the first mutual fund available in the U.S. investing internationally in securities of issuers in several foreign countries. The predecessor firm reorganized from a partnership to a corporation on June 28, 1985. On December 31, 1997, Zurich Insurance Company ("Zurich") acquired a majority interest in the Adviser, and Zurich Kemper Investments, Inc., a Zurich subsidiary, became part of the Adviser. The Adviser's name changed to Scudder Kemper Investments, Inc. On September 7, 1998, the businesses of Zurich (including Zurich's 70% interest in Scudder Kemper) and the financial services businesses of B.A.T Industries p.l.c. ("B.A.T") were combined to form a new global insurance and financial services company known as Zurich Financial
Services Group. By way of a dual holding company structure, former Zurich shareholders initially owned approximately 57% of Zurich Financial Services Group, with the balance initially owned by former B.A.T shareholders.

         Founded  in  1872,  Zurich  is  a  multinational,   public  corporation
organized under the laws of Switzerland. Its home office is located at Mythenquai 2, 8002 Zurich, Switzerland. Historically, Zurich's earnings have resulted from its operations as an insurer as well as from its ownership of its subsidiaries and affiliated companies (the "Zurich Insurance Group"). Zurich and the Zurich Insurance Group provide an extensive range of insurance products and services and have branch offices and subsidiaries in more than 40 countries throughout the world.

         The principal source of the Adviser's income is professional fees received from providing continuous investment advice. Today, it provides investment counsel for many individuals and institutions, including insurance companies, colleges, industrial corporations, and financial and banking organizations as well as providing investment advice to over 280 open and closed-end mutual funds.

         The Adviser maintains a large research department, which conducts continuous studies of the factors that affect the position of various industries, companies and individual securities. The Adviser receives published reports and statistical compilations from issuers and other sources, as well as analyses from brokers and dealers who may execute portfolio transactions for the Adviser's clients. However, the Adviser regards this information and material as an adjunct to its own research activities. The Adviser's international investment management team travels the world, researching hundreds of companies. In selecting the securities in which the Funds may invest, the conclusions and investment decisions of the Adviser with respect to the Funds are based primarily on the analyses of its own research department.

         Certain investments may be appropriate for a fund and also for other clients advised by the Adviser. Investment decisions for a fund and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the Adviser to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a fund. Purchase and sale orders for a fund may be combined with those of other clients of the Adviser in the interest of achieving the most favorable net results to that fund.

         In certain cases, the investments for a fund are managed by the same individuals who manage one or more other mutual funds advised by the Adviser, that have similar names, objectives and investment styles. You should be aware that the Funds are likely to differ from these other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Funds can be expected to vary from those of these other mutual funds.

         The present investment management agreements (the "Agreements") were approved by the Trustees on August 9, 1999. The Agreements will continue in effect until September 30, 2000 and from year to year thereafter only if their continuance is approved annually by the vote of a majority of those Trustees who are not parties to such Agreements or interested persons of the Adviser or the Trust, cast in person at a meeting called for the purpose of voting on such approval, and either by a vote of the Trust's Trustees or of a majority of the outstanding voting securities of the respective Fund. The Agreements may be terminated at any time without payment of penalty by either party on sixty days' written notice and automatically terminate in the event of their assignment.

         The Adviser regularly provides each Fund with continuing investment management for each Fund's portfolio consistent with that Fund's investment objective, policies and restrictions and determines what securities shall be purchased, held or sold and what portion of each Fund's assets shall be held uninvested, subject to the Trust's Declaration of Trust, By-Laws, the 1940 Act, the Code and to each Fund's investment objective, policies and restrictions, and subject, further, to such policies and instructions as the Board of Trustees of the Trust may from time to time establish. The Adviser also advises and assists the officers of the Trust in taking such steps as are necessary or appropriate to carry out the decisions of its Trustees and the appropriate committees of the Trustees regarding the conduct of the business of the Funds.

         Under the Agreements, the Adviser renders significant administrative services (not otherwise provided by third parties) necessary for each Fund's operations as an open-end investment company including, but not limited to, preparing reports and notices to the Trustees and shareholders; supervising, negotiating contractual arrangements with, and monitoring various third-party service providers to the Funds (such as the Funds' transfer agent, pricing agents, custodian, accountants and others); preparing and making filings with the Commission and other regulatory agencies; assisting in the preparation and filing of the Funds' federal, state and local tax returns; preparing and filing the Funds' federal excise tax returns; assisting with investor and public relations matters; monitoring the valuation of securities and the calculation of net asset value; monitoring the registration of shares of each Fund under applicable federal and state securities laws; maintaining each Fund's books and records to the extent not otherwise maintained by a third party; assisting in establishing accounting policies of each Fund; assisting in the resolution of accounting and legal issues; establishing and monitoring each Fund's operating budget; processing the payment of each Fund's bills; assisting each

Fund in, and otherwise arranging for, the payment of distributions and dividends and otherwise assisting the Fund in the conduct of its business, subject to the direction and control of the Trustees.

         The Adviser pays the compensation and expenses (except those of attending Board and committee meetings outside New York, New York or Boston, Massachusetts) of all Trustees, officers and executive employees of the Trust affiliated with the Adviser and makes available, without expense to the Fund, the services of such Trustees, officers and employees of the Adviser as may duly be elected officers of the Trust, subject to their individual consent to serve and to any limitations imposed by law, and provides the Fund's office space and facilities.


         For these services Scudder Tax Managed Growth Fund and Scudder Tax Managed Small Company Growth Fund pay the Adviser 0.80% and 0.90%, respectively, payable monthly, provided each Fund will make such interim payments as may be requested by the Adviser not to exceed 75% of the amount of the fee then accrued on the books of each Fund and unpaid. The Adviser has agreed to voluntarily waive management fees to the extent necessary so that the total annualized expenses of Scudder Tax Managed Growth Fund and Scudder Tax Managed Small Company Fund do not exceed 1.25% and 1.50%, respectively, of each Fund's average daily net assets until February 28, 2001. These expense limitation arrangements can decrease the Funds' expenses and improve its performance.

         For the fiscal year ended October 31, 1999, each of Scudder Tax Managed Growth Fund and Scudder Tax Managed Small Company Fund was charged by the Adviser aggregate fees pursuant to their then effective investment management agreement of $29,423 and $19,641, respectively. For the fiscal year ended October 31, 1998, each of Scudder Tax Managed Growth Fund and Scudder Tax Managed Small Company Fund was charged by the Adviser aggregate fees pursuant to their then effective investment management agreement of $1,625 and $1,206, respectively. Due to expense limitations in place, the Adviser did not impose its fee for either fiscal year ended October 31, 1998 or October 31, 1999.


         Under the Agreements each Fund is responsible for all of its other expenses including: fees and expenses incurred in connection with membership in investment company organizations; brokers' commissions; legal, auditing and accounting expenses; the calculation of net asset value; taxes and governmental fees; the fees and expenses of the Transfer Agent; the cost of preparing share certificates or any other expenses of issue, sale, underwriting, distribution, redemption or repurchase of shares; the expenses of and the fees for registering or qualifying securities for sale; the fees and expenses of Trustees, officers and employees of the Fund who are not affiliated with the Adviser; the cost of printing and distributing reports and notices to stockholders; and the fees and disbursements of custodians. Each Fund may arrange to have third parties assume all or part of the expenses of sale, underwriting and distribution of shares of the Fund. Each Fund is also responsible for its expenses of shareholders' meetings, the cost of responding to shareholders' inquiries, and its expenses incurred in connection with litigation, proceedings and claims and the legal obligation it may have to indemnify its officers and Trustees of the Trust with respect thereto.

         The Agreement identifies the Adviser as the exclusive licensee of the rights to use and sublicense the names "Scudder," "Scudder Kemper Investments, Inc." and "Scudder Stevens and Clark, Inc." (together, the "Scudder Marks"). Under this license, the Corporation, with respect to the Fund, has the non-exclusive right to use and sublicense the Scudder name and marks as part of its name, and to use the Scudder Marks in the Trusts' investment products and services.

         In reviewing the terms of each Agreement and in discussions with the Adviser concerning such Agreement, the Trustees of each Fund who are not "interested persons" of the Adviser are represented by independent counsel at the Fund's expense.

         Each Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by each Fund in connection with matters to which the Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard by the Adviser of its obligations and duties under each Agreement.

         The term Scudder Investments is the designation given to the services provided by Scudder Kemper Investments, Inc. and its affiliates to the Scudder Family of Funds.

AMA InvestmentLink(SM) Program

         Pursuant to an Agreement between the Adviser and AMA Solutions, Inc., a subsidiary of the American Medical Association (the "AMA"), dated May 9, 1997, the Adviser has agreed, subject to applicable state regulations, to pay AMA Solutions, Inc. royalties in an amount equal to 5% of the management fee received by the Adviser with respect to assets invested by AMA members in Scudder funds in connection with the AMA InvestmentLink(SM) Program. The Adviser will also pay AMA Solutions, Inc. a general monthly fee, currently in the amount of $833. The AMA and AMA Solutions, Inc. are not engaged in the business of providing investment advice and neither is registered as an investment adviser or broker/dealer under federal securities laws. Any person who participates in the AMA InvestmentLink(SM) Program will be a customer of the Adviser (or of a subsidiary thereof) and not the AMA or AMA Solutions, Inc. AMA InvestmentLink(SM) is a service mark of AMA Solutions, Inc.


Personal Investments by Employees of the Adviser

         Employees of the Adviser are permitted to make personal securities transactions, subject to requirements and restrictions set forth in the
Adviser's Code of Ethics. The Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of investment advisory clients such as the Funds. Among other things, the Code of Ethics, which generally complies with standards recommended by the Investment Company Institute's Advisory Group on Personal Investing, prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and monthly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

                              TRUSTEES AND OFFICERS


                                                                                                Position with
                                                                                                Underwriter, Scudder
Name, Age and Address               Position with Trust       Principal Occupation**            Investor Services, Inc.
---------------------               -------------------       --------------------              -----------------------

Linda C. Coughlin (48)+*=           President and Trustee     Managing Director of Scudder      Senior Vice President
                                                              Kemper Investments, Inc.

Henry P. Becton, Jr. (56)           Trustee                   President and General Manager,             --
WGBH                                                          WGBH Educational Foundation
125 Western Avenue
Allston, MA 02134

Dawn-Marie Driscoll (53)            Trustee                   Executive Fellow, Center for               --
4909 SW 9th Place                                             Business Ethics, Bentley
Cape Coral, FL  33914                                         College; President, Driscoll
                                                              Associates

                                       44

                                                                                                Position with
                                                                                                Underwriter, Scudder
Name, Age and Address               Position with Trust       Principal Occupation**            Investor Services, Inc.
---------------------               -------------------       --------------------              -----------------------

Peter B. Freeman (67)               Trustee                   Director, The A.H. Belo                    --
100 Alumni Avenue                                             Company; Trustee, Eastern
Providence, RI  02906                                         Utilities Associates (public
                                                              utility holding company);
                                                              Director, AMICA Life Insurance
                                                              Co.; Director, AMICA Insurance
                                                              Co.

George M. Lovejoy, Jr. (69)=        Trustee                   President and Director, Fifty              --
50 Congress Street                                            Associates (real estate
Suite 543                                                     investment trust)
Boston, MA   02109

Wesley W. Marple, Jr. (67)=         Trustee                   Professor of Business                      --
413 Hayden Hall                                               Administration, Northeastern
360 Huntington Ave.                                           University, College of Business
Boston, MA 02115                                              Administration

Kathryn L. Quirk (47)++*=           Trustee, Vice President   Managing Director of Scudder      Director, Assistant
                                    and Assistant Secretary   Kemper Investments, Inc.          Treasurer and Senior Vice
                                                                                                President

Jean C. Tempel (56)                 Trustee                   Managing Partner, Technology               --
Ten Post Office Square Suite                                  Equity Partners
1325Boston, MA 02109

Bruce F. Beaty (41)++               Vice President            Managing Director of Scudder               --
                                                              Kemper Investments, Inc.

Jennifer P. Carter (37)+++          Vice President            Vice President, Scudder Kemper             --
                                                              Investments, Inc.

James M. Eysenbach (37)+++          Vice President            Vice President, Scudder Kemper             --
                                                              Investments, Inc.

William F. Gadsden (44)++           Vice President            Managing Director of Scudder               --
                                                              Kemper Investments, Inc.

Ann M. McCreary (43)++              Vice President            Managing Director of Scudder               --
                                                              Kemper Investments, Inc.

Valerie F. Malter (41)++            Vice President            Managing Director of Scudder               --
                                                              Kemper Investments, Inc.

Kathleen Millard (39)++             Vice President            Managing Director, Scudder                 --
                                                              Kemper Investment s, Inc.

John Millette (37)+                 Vice President &          Vice President, Scudder Kemper             --
                                    Secretary                 Investments, Inc.

                                       45

                                                                                                Position with
                                                                                                Underwriter, Scudder
Name, Age and Address               Position with Trust       Principal Occupation**            Investor Services, Inc.
---------------------               -------------------       --------------------              -----------------------

Robert C. Peck (53)@                Vice President            Managing Director, Scudder                 --
                                                              Kemper Investments, Inc.

Robert Tymoczko (30)+++             Vice President            Vice President, Scudder Kemper             --
                                                              Investments, Inc

Caroline Pearson (37)+              Assistant Secretary       Senior Vice President, Scudder             --
                                                              Kemper Investments, Inc.;
                                                              Associate, Dechert Price &
                                                              Rhoads (law firm) 1989 to 1997

John R. Hebble (41)+                Treasurer                 Senior Vice President of                  --
                                                              Scudder Kemper Investments, Inc.

         * Ms. Coughlin and Ms. Quirk are considered by the Funds and their counsel to be persons who are "interested persons" of the Adviser or of the Trust, within the meaning of the Investment Company Act of 1940, as amended.

         ** Unless otherwise stated, all of the Trustees and officers have been associated with their respective companies for more than five years, but not necessarily in the same capacity.

         =        Messrs.  Lovejoy and Marple and Ms. Coughlin and Ms. Quirk are
                  members of the Executive  Committee  for the Trust,  which has the  power to  declare  dividends  from  ordinary  income  and distributions  of realized capital gains to the same extent as the Board is so empowered.
         +        Address: Two International Place, Boston, Massachusetts
         ++       Address: 345 Park Avenue, New York, New York
         +++      Address:  101  California  Street,  Suite 4100, San Francisco,
                  California
         @        Address: 222 South Riverside Plaza, Chicago, Illinois


         The Trustees and officers of the Fund also serve in similar capacities with respect to other Scudder funds.


         As of January 31, 2000, to the knowledge of the Trust, Trustees and officers as a group owned less than 1% of the outstanding shares of Scudder Tax Managed Growth Fund.

         As of January 31, 2000, to the knowledge of the Trust, Trustees and officers as a group owned 2,017 shares or 1.28% of the outstanding shares of Scudder Tax Managed Small Company Fund.

         As of January 31, 2000, 33,507 shares in the aggregate, or 21.26% of the outstanding shares of Scudder Tax Managed Small Company Fund were held in the name of Donaldson, Lufkin & Jenrette, P.O. Box 2052, Jersey City, NJ, 07303, who may be deemed to be the beneficial owner of certain of these shares, but disclaims any beneficial ownership therein.

         As of January 31, 2000, 39,313 shares in the aggregate, or 16.40% of the outstanding shares of Scudder Tax Managed Growth Fund were held in the name of Donaldson, Lufkin & Jenrette, P.O. Box 2052, Jersey City, NJ, 07303, who may be deemed to be the beneficial owner of certain of these shares, but disclaims any beneficial ownership therein.

         As of January 31, 2000, 13,748 shares in the aggregate, or 5.73% of the outstanding shares of Scudder Tax Managed Growth Fund were held in the name of Mary & John Wagnes, 319 4th Avenue, Bradley Beach, NJ, 07720, who may be deemed to be the beneficial owner of certain of these shares, but disclaims any beneficial ownership therein.

         As of January 31, 2000, 13,128 shares in the aggregate, or 5.47% of the outstanding shares of Scudder Tax Managed Growth Fund were held in the name of Salvatore and Katherine Arcabascio, 32-56 36th Street, Astoria, NY, 11106, who may be deemed to be the beneficial owner of certain of these shares, but disclaims any beneficial ownership therein.


                                  REMUNERATION

Responsibilities of the Board -- Board and Committee Meetings

         The Board of Trustees is responsible for the general oversight of each Fund's business. A majority of the Board's members are not affiliated with Scudder Kemper Investments, Inc. These "Independent Trustees" have primary responsibility for assuring that each Fund is managed in the best interests of its shareholders.

         The Board of Trustees meets at least quarterly to review the investment performance of each Fund and other operational matters, including policies and procedures designed to ensure compliance with various regulatory requirements. At least annually, the Independent Trustees review the fees paid to the Adviser and its affiliates for investment advisory services and other administrative and shareholder services. In this regard, they evaluate, among other things, each Fund's investment performance, the quality and efficiency of the various other services provided, costs incurred by the Adviser and its affiliates and comparative information regarding fees and expenses of competitive funds. They are assisted in this process by each Fund's independent public accountants and by independent legal counsel selected by the Independent Trustees.

         All the Independent Trustees serve on the Committee on Independent Trustees, which nominates Independent Trustees and considers other related matters, and the Audit Committee, which selects each Fund's independent public accountants and reviews accounting policies and controls. In addition, Independent Trustees from time to time have established and served on task forces and subcommittees focusing on particular matters such as investment, accounting and shareholder service issues.

Compensation of Officers and Trustees


         The Independent Trustees receive the following compensation from the Funds of Investment Trust: an annual trustee's fee of $2,400 for a Fund in which total net assets do not exceed $100 million, $4,800 for a Fund in which total net assets exceed $100 million but do not exceed $1 billion and $7,200 for a Fund in which total net assets exceed $1 billion; a fee of $150 for attendance at each board meeting, audit committee meeting or other meeting held for the purposes of considering arrangements between the Trust on behalf of the Fund and the Adviser or any affiliate of the Adviser; $75 for attendance at any other committee meeting; and reimbursement of expenses incurred for travel to and from Board Meetings. The Independent Trustee who serves as lead or liaison trustee receives an additional annual retainer fee of $500 from each Fund. No additional compensation is paid to any Independent Trustee for travel time to meetings, attendance at directors' educational seminars or conferences, service on industry or association committees, participation as speakers at directors' conferences or service on special trustee task forces or subcommittees.
Independent Trustees do not receive any employee benefits such as pension or retirement benefits or health insurance. Notwithstanding the schedule of fees, the Independent Trustees have in the past and may in the future waive a portion of their compensation. During 1999, the Independent Trustees participated in 25 meetings of the Fund's board or board committees, which were held on 21 different days during the year.


         The Independent Trustees also serve in the same capacity for other funds managed by the Adviser. These funds differ broadly in type and complexity and in some cases have substantially different Trustee fee schedules. The following table shows the aggregate compensation received by each Independent Trustee during 1999 from the Trust and from all of the Scudder funds as a group.


                                                    Investment Trust(1)           All Scudder Funds
                                                    -------------------           -----------------
                  Name
                  ----


                  Henry P. Becton                               $31,155                    $140,000
                  Trustee                                                                (30 funds)

                  Dawn-Marie Driscoll                           $33,218                    $150,000
                  Trustee                                                                (30 funds)

                  Peter B. Freeman                              $31,025                 $179,782.50
                  Trustee                                                                (46 funds)

                  George M. Lovejoy, Jr.                        $31,025                    $153,200
                  Trustee                                                                (31 funds)

                  Wesley W. Marple, Jr.                         $31,025                    $140,000
                  Trustee                                                                (30 funds)

                  Jean C. Tempel                                $31,025                    $140,000
                  Trustee                                                                (30 funds)

(1) Investment Trust consists of eight funds: Scudder Growth and Income Fund, Scudder Large Company Growth Fund, Classic Growth Fund, Scudder S&P 500 Index, Scudder Real Estate Investment Fund, Scudder Dividend & Growth Fund, Scudder Tax Managed Growth Fund and Scudder Tax Managed Small Company Fund.

         Members of the Board of Trustees who are employees of the Adviser or its affiliates receive no direct compensation from the Trust, although they are compensated as employees of the Adviser, or its affiliates, as a result of which they may be deemed to participate in fees paid by each Fund.

                                   DISTRIBUTOR


         The Trust, on behalf of each Fund, has an underwriting agreement Scudder Investor Services, Inc., Two International Place, Boston, MA 02110 (the "Distributor"), a Massachusetts corporation, which is a subsidiary of the Adviser, a Delaware corporation. The Trust's underwriting agreement dated September 7, 1998 will remain in effect until September 30, 2000 and from year to year thereafter only if its continuance is approved annually by a majority of the members of the Board of Trustees who are not parties to such agreement or interested persons of any such party and either by vote of a majority of the Board of Trustees or a majority of the outstanding voting securities of the Fund. The underwriting agreement was last approved by the Trustees on August 11, 1998.


         Under the underwriting agreement, each Fund is responsible for: the payment of all fees and expenses in connection with the preparation and filing with the Commission of its registration statement and prospectus and any amendments and supplements thereto; the registration and qualification of shares for sale in the various states, including registering a Fund as a broker/dealer in various states, as required; the fees and expenses of preparing, printing and mailing prospectuses annually to existing shareholders (see below for expenses relating to prospectuses paid by the Distributor), notices, proxy statements, reports or other communications to shareholders of the Fund; the cost of printing and mailing confirmations of purchases of shares and the prospectuses accompanying such confirmations; any issuance taxes and/or any initial transfer taxes; a portion of shareholder toll-free telephone charges and expenses of customer service representatives; the cost of wiring funds for share purchases and redemptions (unless paid by the shareholder who initiates the transaction); the cost of printing and postage of business reply envelopes; and a portion of the cost of computer terminals used by both a Fund and the Distributor.

         The Distributor will pay for printing and distributing prospectuses or reports prepared for its use in connection with the offering of a Fund's shares to the public and preparing, printing and mailing any other literature or advertising in connection with the offering of shares of a Fund to the public. The Distributor will pay all fees and expenses in connection with its qualification and registration as a broker or dealer under federal and state laws, a portion of the cost of toll-free telephone service and expenses of service representatives, a portion of the cost of computer terminals and expenses of any activity which is primarily intended to result in the sale of shares issued by the Fund, unless a Rule 12b-1 plan is in effect which provides that each Fund shall bear some or all of such expenses.

       Note: Although the Trust currently has no 12b-1 Plan with respect to the Funds and the Trustees have no current intention of adopting one, the Fund will also pay those fees and expenses permitted to be paid or assumed by the Trust pursuant to a 12b-1 Plan, if any, adopted by the Trust, notwithstanding any other provision to the contrary in the underwriting agreement.

         As agent, the Distributor currently offers a Fund's shares on a continuous basis to investors in all states. The Underwriting Agreement provides that the Distributor accepts orders for shares at net asset value as no sales commission or load is charged the investor. The Distributor has made no firm commitment to acquire shares of a Fund.

                                      TAXES

           (See "Distributions" and "Taxes" in the Fund's prospectus.)

         Each Fund has elected to be treated as a regulated investment company under Subchapter M of the Code or a predecessor statute, and has qualified as such since its inception. Such qualification does not involve governmental supervision or management of investment practices or policy.

         A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including net short-term capital gain) and generally is not subject to federal income tax to the extent that it distributes annually its investment company taxable income and net realized capital gains in the manner required under the Code.


If for any taxable year a Fund does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of a Fund's earnings and profits, and would be eligible for the dividends-received deduction in the case of corporate shareholders.


         Each Fund is subject to a 4% nondeductible excise tax on amounts required to be but not distributed under a prescribed formula. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of the Fund's ordinary income for the calendar year, at least 98% of the excess of its capital gains over capital losses (adjusted for certain ordinary losses) realized during the one-year period ending October 31 during such year, and all ordinary income and capital gains for prior years that were not previously distributed.

         Investment company taxable income includes dividends, interest and net short-term capital gains in excess of net long-term capital losses, less expenses. Net realized capital gains for a fiscal year are computed by taking into account any capital loss carryforward of a Fund.

         If any net realized long-term capital gains in excess of net realized short-term capital losses are retained by a Fund for reinvestment, requiring federal income taxes to be paid thereon by that Fund, that Fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains, will be able to claim a relative share of federal income taxes paid by that Fund on such gains as a credit against personal federal income tax liability, and will be entitled to increase the adjusted tax basis on Fund shares by the difference between such reported gains and the individual tax credit.

         Distributions of investment company taxable income are taxable to shareholders as ordinary income.

         Dividends from domestic corporations are expected to comprise a substantial part of a Fund's gross income. To the extent that such dividends constitute a portion of that Fund's gross income, a portion of the income distributions of that Fund may be eligible for the deduction for dividends received by corporations. Shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent the shares of that Fund with respect to which the dividends are received are treated as debt-financed under federal income tax law, and is eliminated if either those shares or the shares of that Fund are deemed to have been held by that Fund or the shareholder, as the case may be, for less than 46 days during the 90-day period beginning 45 days before the shares become ex-dividend.

         Properly designated distributions of the excess of net long-term capital gain over net short-term capital loss are taxable to shareholders as long-term capital gain, regardless of the length of time the shares of a Fund have been held by such shareholders. Such distributions are not eligible for the dividends-received deduction. Any loss realized upon the redemption of shares held at the time of redemption for six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain during such six-month period.

         Distributions of investment company taxable income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.

         All distributions of investment company taxable income and net realized capital gain, whether received in shares or in cash, must be reported by each shareholder on his or her federal income tax return. Dividends and capital gains distributions declared in October, November or December and payable to shareholders of record in such a month will be deemed to have been received by shareholders on December 31 if paid during January of the following year. Redemptions of shares, including exchanges for shares of another Scudder fund, may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.


         A qualifying individual may make a deductible IRA contribution for any taxable year only if (i) neither the individual nor his or her spouse (unless filing separate returns) is an active participant in an employer's retirement plan, or (ii) the individual (and his or her spouse, if applicable) has an adjusted gross income below a certain level ($52,000 for married individuals filing a joint return, with a phase-out of the deduction for adjusted gross income between $52,000 and $62,000; $32,000 for a single individual, with a phase-out for adjusted gross income between $32,000 and $42,000). However, an individual not permitted to make a deductible contribution to an IRA for any such taxable year may nonetheless make nondeductible contributions up to $2,000 to an IRA (up to $2,000 per individual for married couples if only one spouse has earned income) for that year. There are special rules for determining how withdrawals are to be taxed if an IRA contains both deductible and nondeductible amounts. In general, a proportionate amount of each withdrawal will be deemed to be made from nondeductible contributions; amounts treated as a return of nondeductible contributions will not be taxable. Also, annual contributions may be made to a spousal IRA even if the spouse has earnings in a given year if the spouse elects to be treated as having no earnings (for IRA contribution purposes) for the year.


         Distributions by a Fund result in a reduction in the net asset value of that Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of capital upon the distribution, which will nevertheless be taxable to them.

         Equity options (including covered call options on portfolio stock) and over-the-counter options on debt securities written or purchased by a Fund will be subject to tax under Section 1234 of the Code. In general, no loss is recognized by a Fund upon payment of a premium in connection with the purchase of a put or call option. The character of any gain or loss recognized (i.e., long-term or short-term) will generally depend, in the case of a lapse or sale of the option, on that Fund's holding period for the option, and in the case of an exercise of a put option, on that Fund's holding period for the underlying stock. The purchase of a put option may constitute a short sale for federal income tax purposes, causing an adjustment in the holding period of the underlying stock or substantially identical stock in that Fund's portfolio. If that Fund writes a put or call option, no gain is recognized upon its receipt of a premium. If the option lapses or is closed out, any gain or loss is treated as a short-term capital gain or loss. If a call option is exercised, any resulting gain or loss is a short-term or long-term capital gain or loss depending on the holding period of the underlying stock. The exercise of a put option written by a Fund is not a taxable transaction for that Fund.

         Many futures contracts entered into by a Fund and all listed non-equity options written or purchased by a Fund (including options on futures contracts and options on broad-based stock indices) will be governed by Section 1256 of the Code. Absent a tax election to the contrary, gain or loss attributable to the lapse, exercise or closing out of any such position generally will be treated as 60% long-term and 40% short-term capital gain or loss, and on the last trading day of that Fund's fiscal year, all outstanding Section 1256 positions will be marked to market (i.e. treated as if such positions were closed out at their closing price on such day), with any resulting gain or loss recognized as 60% long-term and 40% short-term. Under certain circumstances, entry into a futures contract to sell a security may constitute a short sale for federal income tax purposes, causing an adjustment in the holding period of the underlying security or a substantially identical security in a Fund's portfolio.

         Positions of a Fund which consist of at least one stock and at least one other position with respect to a related security which substantially diminishes that Fund's risk of loss with respect to such stock could be treated as a "straddle" which is governed by Section 1092 of the Code, the operation of which may cause deferral of losses, adjustments in the holding periods of stock or securities and conversion of short-term capital losses into long-term capital losses. An exception to these straddle rules exists for certain "qualified covered call options" on stock written by that Fund.

         Positions of a Fund which consist of at least one position not governed by Section 1256 and at least one futures contract or non-equity option governed by Section 1256 which substantially diminishes that Fund's risk of loss with respect to such other position will be treated as a "mixed straddle." Although mixed straddles are subject to the straddle rules of Section 1092 of the Code, certain tax elections exist for them which reduce or eliminate the operation of these rules. Each Fund intends to monitor its transactions in options and futures and may make certain tax elections in connection with these investments.

         Notwithstanding any of the foregoing, recent tax law changes may require a Fund to recognize gain (but not loss) from a constructive sale of certain "appreciated financial positions" if that Fund enters into a short sale, offsetting notional principal contract, futures or forward contract transaction with respect to the appreciated position or substantially identical property. Appreciated financial positions subject to this constructive sale treatment are interests (including options, futures and forward contracts and short sales) in stock, partnership interests, certain actively traded trust instruments and certain debt instruments. Constructive sale treatment of appreciated financial positions does not apply to certain transactions closed in the 90-day period ending with the 30th day after the close of that Fund's taxable year, if certain conditions are met.

         Similarly, if a Fund enters into a short sale of property that becomes substantially worthless, that Fund will be required to recognize gain at that time as though it had closed the short sale. Future regulations may apply similar treatment to other strategic transactions with respect to property that becomes substantially worthless.

         A portion of the difference between the issue price of zero coupon securities and their face value ("original issue discount") is considered to be income to a Fund each year, even though that Fund will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the investment company taxable income of that Fund which must be distributed to shareholders in order to maintain the qualification of that Fund as a regulated investment company and to avoid federal income tax at the level of that Fund. Shareholders will be subject to income tax on such original issue discount, whether or not they elect to receive their distributions in cash.

         Each Fund will be required to report to the Internal Revenue Service all distributions of taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of taxable income and capital gains and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax at the rate of 31% in the case of non-exempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if a Fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

         Shareholders of a Fund may be subject to state and local taxes on distributions received from that Fund and on redemptions of that Fund's shares. Each distribution is accompanied by a brief explanation of the form and character of the distribution. In January of each year each Fund issues to each shareholder a statement of the federal income tax status of all distributions.

         Each Fund is organized as a series of a Massachusetts business trust and is not liable for any income or franchise tax in the Commonwealth of Massachusetts, provided that it qualifies as a regulated investment company for federal income tax purposes.

         The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of a Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income received by him or her, where such amounts are treated as income from U.S. sources under the Code.

         Shareholders should consult their tax advisers about the application of the provisions of tax law described in this Statement of Additional Information in light of their particular tax situations.

                             PORTFOLIO TRANSACTIONS

Brokerage Commissions

         Allocation of brokerage is supervised by the Adviser.

         The primary objective of the Adviser in placing orders for the purchase and sale of securities for a Fund is to obtain the most favorable net results, taking into account such factors as price, commission where applicable, size of order, difficulty of execution and skill required of the executing broker/dealer. The Adviser seeks to evaluate the overall reasonableness of brokerage commissions paid (to the extent applicable) through the familiarity of the Distributor with commissions charged on comparable transactions, as well as by comparing commissions paid by a Fund to reported commissions paid by others. The Adviser routinely reviews commission rates, execution and settlement services performed and makes internal and external comparisons.

         The Funds' purchases and sales of fixed-income securities are generally placed by the Adviser with primary market makers for these securities on a net basis, without any brokerage commission being paid by a Fund. Trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues may be made, which will include an underwriting fee paid to the underwriter.

         When it can be done consistently with the policy of obtaining the most favorable net results, it is the Adviser's practice to place such orders with broker/dealers who supply brokerage and research services to the Adviser or a Fund. The term "research services" includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. The Adviser is authorized when placing portfolio transactions, if applicable, for a Fund to pay a brokerage commission in excess of that which another broker might charge for executing the same transaction on account of execution services and the receipt of research services. The Adviser has negotiated arrangements, which are not applicable to most fixed-income transactions, with certain broker/dealers pursuant to which a broker/dealer will provide research services, to the Adviser or a Fund in exchange for the direction by the Adviser of brokerage transactions to the broker/dealer. These arrangements regarding receipt of research services generally apply to equity security transactions. The Adviser will not place orders with a broker/dealer on the basis that the broker/dealer has or has not sold shares of a Fund. In effecting transactions in over-the-counter securities, orders are placed with the principal market makers for the security being traded unless, after exercising care, it appears that more favorable results are available elsewhere.

         To the maximum extent feasible, it is expected that the Adviser will place orders for portfolio transactions through the Distributor, which is a corporation registered as a broker/dealer and a subsidiary of the Adviser; the Distributor will place orders on behalf of the Funds with issuers, underwriters or other brokers and dealers. The Distributor will not receive any commission, fee or other remuneration from the Funds for this service.

         Although certain research services from broker/dealers may be useful to a Fund and to the Adviser, it is the opinion of the Adviser that such information only supplements the Adviser's own research effort since the information must still be analyzed, weighed, and reviewed by the Adviser's staff. Such information may be useful to the Adviser in providing services to clients other than a Fund, and not all such information is used by the Adviser in connection with a Fund. Conversely, such information provided to the Adviser by broker/dealers through whom other clients of the Adviser effect securities transactions may be useful to the Adviser in providing services to a Fund.

                  The Trustees review, from time to time, whether the recapture for the benefit of the Funds of some portion of the brokerage commissions or similar fees paid by the Funds on portfolio transactions is legally permissible and advisable.


         For the fiscal year ended October 31, 1999, Scudder Tax Managed Growth Fund paid brokerage commissions of $3,782. For the fiscal year ended October 31, 1999, $8, (0.21% of the total brokerage commissions paid) resulted from orders placed, consistent with the policy of obtaining the most favorable net results, with brokers and dealers who provided supplementary research, market and statistical information to the Trust or Adviser. For the fiscal year ended
October 31, 1999, the total amount of brokerage transactions aggregated $6.062.478, of which $792,160 (13.07% of all brokerage transactions) were transactions which included research commissions.


         For the fiscal year ended October 31, 1998, Scudder Tax Managed Growth Fund paid brokerage commissions of $1,466. For the fiscal year ended October 31, 1998, $5, (0.34% of the total brokerage commissions paid) resulted from orders placed, consistent with the policy of obtaining the most favorable net results, with brokers and dealers who provided supplementary research, market and statistical information to the Trust or Adviser. For the fiscal year ended
October 31,1998, the total amount of brokerage transactions aggregated 2,085,531, of which $7,399 (0.35% of all brokerage transactions) were transactions which included research commissions.


         For the fiscal year ended October 31, 1999, Scudder Tax Managed Small Company Fund paid brokerage commissions of $1,869. For the fiscal year ended October 31, 1999, $0, (0% of the total brokerage commissions paid) resulted from orders placed, consistent with the policy of obtaining the most favorable net results, with brokers and dealers who provided supplementary research, market and statistical information to the Trust or Adviser. For the fiscal year ended October 31, 1999, the total amount of brokerage transactions aggregated $1,495,900, of which $894,513 (59.80% of all brokerage transactions) were transactions which included research commissions.


         For the fiscal year ended October 31, 1998, Scudder Tax Managed Small Company Fund paid brokerage commissions of $1,894. For the fiscal year ended October 31, 1998, $115, (6.05% of the total brokerage commissions paid) resulted from orders placed, consistent with the policy of obtaining the most favorable net results, with brokers and dealers who provided supplementary research, market and statistical information to the Trust or Adviser. The total amount of brokerage transactions aggregated $1,449,763, of which $62,588 (4.32% of all brokerage transactions) were transactions which included research commissions.

Portfolio Turnover


         Scudder Tax Managed Growth Fund's average annual portfolio turnover rate, i.e. the ratio of the lesser of sales or purchases to the monthly average value of the portfolio (excluding from both the numerator and the denominator all securities with maturities at the time of acquisition of one year or less), for the fiscal years ended October 31, 1999 and October 31, 1998 was 60.8% and N/A%. For the fiscal years ended October 31, 1999 and October 31, 1998, Scudder Tax Managed Small Company Fund had an annualized portfolio turnover rate of 21.4% and N/A%. Higher levels of activity by the Funds result in higher transaction costs and may also result in taxes on realized capital gains to be borne by the Funds' shareholders. Purchases and sales are made for a Fund whenever necessary, in management's opinion, to meet the Fund's objective.


                                 NET ASSET VALUE

         The net asset value of shares of each Fund is computed as of the close of regular trading on the Exchange on each day the Exchange is open for trading. The Exchange is scheduled to be closed on the following holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas and on the preceding Friday or subsequent Monday when one of these holidays falls on Saturday or Sunday, respectively. Net asset value per share is determined by dividing the value of the total assets of the Fund, less all liabilities, by the total number of shares outstanding.

         An exchange-traded equity security is valued at its most recent sale price on the exchange it is traded as of the Value Time. Lacking any sales, the security is valued at the calculated mean between the most recent bid quotation and the most recent asked quotation (the "Calculated Mean") on such exchange as of the Value Time. Lacking a Calculated Mean quotation the security is valued at the most recent bid quotation on such exchange as of the Value Time. An equity security which is traded on the Nasdaq Stock Market, Inc. ("Nasdaq") system will be valued at its most recent sale price on such system as of the Value Time. Lacking any sales, the security will be valued at the most recent bid quotation as of the Value Time. The value of an equity security not quoted on the Nasdaq system, but traded in another over-the-counter market, is its most recent sale price if there are any sales of such security on such market as of the Value Time. Lacking any sales, the security is valued at the Calculated Mean quotation for such security as of the Value Time. Lacking a Calculated Mean quotation the security is valued at the most recent bid quotation as of the Value Time.

         Debt securities, other than money-market instruments, are valued at prices supplied by the Fund's pricing agent(s) which reflect broker/dealer supplied valuations and electronic data processing techniques. Money-market instruments with an original maturity of sixty days or less maturing at par shall be valued at amortized cost, which the Board believes approximates market value. If it is not possible to value a particular debt security pursuant to these valuation methods, the value of such security is the most recent bid quotation supplied by a bona fide marketmaker. If it is not possible to value a particular debt security pursuant to the above methods, the Adviser may calculate the price of that debt security, subject to limitations established by the Board.

         An exchange-traded options contract on securities, currencies, futures and other financial instruments is valued at its most recent sale price on such exchange. Lacking any sales, the options contract is valued at the Calculated Mean. Lacking any Calculated Mean, the options contract is valued at the most recent bid quotation in the case of a purchased options contract, or the most recent asked quotation in the case of a written options contract. An options contract on securities, currencies and other financial instruments traded over-the-counter is valued at the most recent bid quotation in the case of a purchased options contract and at the most recent asked quotation in the case of a written options contract. Futures contracts are valued at the most recent settlement price. Foreign currency exchange forward contracts are valued at the value of the underlying currency at the prevailing exchange rate.

         If a security is traded on more than one exchange, or upon one or more exchanges and in the over-the-counter market, quotations are taken from the market in which the security is traded most extensively.

         If, in the opinion of the Trust's Valuation Committee, the value of a portfolio asset as determined in accordance with these procedures does not represent the fair market value of the portfolio asset, the value of the portfolio asset is taken to be an amount which, in the opinion of the Valuation Committee, represents fair market value on the basis of all available information. The value of other portfolio holdings owned by a Fund is determined in a manner which, in the discretion of the Valuation Committee most fairly reflects fair market value of the property on the valuation date.

         Following the valuations of securities or other portfolio assets in terms of the currency in which the market quotation used is expressed ("Local Currency"), the value of these portfolio assets in terms of U.S. dollars is calculated by converting the Local Currency into U.S. dollars at the prevailing currency exchange rate on the valuation date.

                             ADDITIONAL INFORMATION

Experts


         The financial highlights of each Fund included in the Funds' prospectus and the Financial Statements incorporated by reference in this Statement of Additional Information have been so included or incorporated by reference in reliance on the report of PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts 02110, independent accountants, given on the authority of said firm as experts in accounting and auditing. PricewaterhouseCoopers LLP audits the financial statements of each Fund and provides other audit, tax, and related services.

Other Information

         Many of the investment changes in the Funds will be made at prices different from those prevailing at the time they may be reflected in a regular report to shareholders of the Funds. These transactions will reflect investment decisions made by the Adviser in the light of its other portfolio holdings and tax considerations and should not be construed as recommendations for similar action by other investors.

         The CUSIP number of Scudder Tax Managed Growth Fund is 460965-86-6.

         The CUSIP number of Scudder Tax Managed Small Company Fund is 460965-87-4.

         Each Fund has a fiscal year end of October 31.

         Each Fund employs State Street Bank and Trust Company as Custodian.

         The law firm of Dechert Price & Rhoads acts as general counsel to the Funds.


         Scudder Fund Accounting Corporation ("SFAC"), Two International Place, Boston, Massachusetts, 02110-4103, a subsidiary of the Adviser, computes net asset value for each Fund. Each Fund pays SFAC an annual fee equal to 0.065% of the first $150 million of average daily net assets, 0.04% of such assets in excess of $150 million and 0.02% of such assets in excess of $1 billion, plus holding and transaction charges for this service. For the fiscal year ended October 31, 1999, SFAC did not impose any of its annual fee, which, for Scudder Tax Managed Growth Fund and Scudder Tax Managed Small Company Fund, amounted to $37,500 and $37,500, respectively. For the fiscal year ended October 31, 1998, SFAC did not impose any of its annual fee, which, for Scudder Tax Managed Growth Fund and Scudder Tax Managed Small Company Fund, amounted to $5,512 and $6,430, respectively.

          Scudder Service Corporation ("Service Corporation", or "SSC"), P.O. Box 2291, Boston, Massachusetts, 02107-2291, a subsidiary of the Adviser, is the transfer and dividend disbursing agent for each Fund. Service Corporation also serves as shareholder service agent and provides subaccounting and recordkeeping services for shareholder accounts in certain retirement and employee benefit plans. The Fund pays Service Corporation an annual fee of $26.00 for each account maintained for a participant. For the fiscal year ended October 31, 1999, SSC did not impose any of its annual fee, which, for Scudder Tax Managed Growth Fund and Scudder Tax Managed Small Company Fund, amounted to $4,824 and $4,029, respectively. For the fiscal year ended October 31, 1998, SSC did not impose any of its annual fee, which, for Scudder Tax Managed Growth Fund and Scudder Tax Managed Small Company Fund, amounted to $1,352 and $1,071, respectively.

         Scudder Trust Company ("STC"), an affiliate of the Adviser, provides subaccounting and recordkeeping services for shareholder accounts in certain retirement and employee benefit plans. Annual service fees are paid by the Fund to Scudder Trust Company, Two International Place, Boston, Massachusetts 02110-4103, an affiliate of the Adviser, for such accounts. Each Fund pays Scudder Trust Company an annual fee of $17.55 per shareholder account. For the fiscal years ended October 31, 1999 and October 31, 1998, the Funds did not incur any of these fees.


         The Funds or the Adviser (including any affiliate of the Adviser), or both, may pay unaffiliated third parties for providing recordkeeping and other administrative services with respect to accounts of participants in retirement plans or other beneficial owners of Fund shares whose interests generally are held in an omnibus account.

         The Funds' prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement which each Fund has filed with the Commission under the Securities Act of 1933 and reference is hereby made to the Registration Statement for further information with respect to the Fund and the securities offered hereby. This Registration Statement and its amendments are available for inspection by the public at the Commission in Washington, D.C.

         This Statement of Additional Information combines the information of both Scudder Tax Managed Growth Fund and Scudder Tax Managed Small Company Fund. Each Fund, through its individual prospectus, offers only its own shares, yet it is possible that one Fund might become liable for a misstatement regarding the other Fund. The Trustees of the Trust have considered this, and have approved the use of a combined Statement of Additional Information.

                              FINANCIAL STATEMENTS

                  The financial statements, including the investment portfolio, of Scudder Tax Managed Growth Fund and Scudder Tax Managed Small Company Fund, together with the Report of Independent Accountants, and Financial Highlights, are incorporated by reference in the Annual Report to the Shareholders of the Funds dated 10/31/1999, and are hereby deemed to be a part of this Statement of Additional Information.

                            PART C. OTHER INFORMATION


Item 23         Exhibits.
-------         ---------
                (a)         (1)              Amended and Restated Declaration of Trust dated November 3, 1987.
                                             (Incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement.)

                            (2)              Certificate of Amendment of Declaration of Trust dated November 13,
                                             1990.
                                             (Incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement.)

                            (3)              Certificate of Amendment of Declaration of Trust dated February 12,
                                             1991.
                                             (Incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement.)

                            (4)              Certificate of Amendment of Declaration of Trust dated May 28, 1998.
                                             (Incorporated by reference to Post-Effective Amendment No. 105 to the Registration Statement, as filed on May 28, 1999.)

                            (5)              Establishment and Designation of Series of Shares of Beneficial
                                             Interest, $0.01 par value, with respect to Scudder Growth and
                                             Income Fund and Scudder Quality Growth Fund.
                                             (Incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement.)

                            (6)              Establishment and Designation of Series of Shares of Beneficial
                                             Interest, $0.01 par value, with respect to Scudder Classic Growth
                                             Fund.
                                             (Incorporated by reference to Post-Effective Amendment No. 76 to the Registration Statement.)

                            (7)              Establishment and Designation of Series of Shares of Beneficial
                                             Interest, $0.01 par value, with respect to Scudder Growth and
                                             Income Fund, Scudder Large Company Growth Fund, Scudder Classic
                                             Growth Fund, and Scudder S&P 500 Index Fund.
                                             (Incorporated by reference to Post-Effective Amendment No. 105 to the Registration Statement, as filed on May 28, 1999.)

                            (8)              Establishment and Designation of Series of Shares of Beneficial
                                             Interest, $0.01 par value, with respect to Scudder Real Estate
                                             Investment Fund.
                                             (Incorporated by reference to Post-Effective Amendment No. 105 to the Registration Statement, as filed on May 28, 1999.)

                            (9)              Establishment and Designation of Series of Shares of Beneficial
                                             Interest, $0.01 par value, with respect to Dividend + Growth Fund.
                                             (Incorporated by reference to Post-Effective Amendment No. 105 to the Registration Statement, as filed on May 28, 1999.)


                            (10)             Establishment and Designation of Series of Shares of Beneficial
                                             Interest, $0.01 par value, with respect to Scudder Tax Managed
                                             Growth Fund and Scudder Tax Managed Small Company Fund.
                                             (Incorporated by reference to Post-Effective Amendment No. 105 to the Registration Statement, as filed on May 28, 1999.)

                            (11)             Establishment and Designation of Classes of Shares of Beneficial
                                             Interest, $0.01 par value, Kemper A, B & C Shares, and Scudder S
                                             Shares, with respect to Classic Growth Fund.
                                             (Incorporated by reference to Post-Effective Amendment No. 94 to the Registration Statement.)

                            (12)             Establishment and Designation of Classes of Shares of Beneficial
                                             Interest, $0.01 par value, Class R Shares, with respect to Scudder
                                             Growth and Income Fund.
                                             (Incorporated by reference to Post-Effective Amendment No. 105 to the Registration Statement, as filed on May 28, 1999.)

                            (13)             Establishment and Designation of Classes of Shares of Beneficial
                                             Interest, $0.01 par value, Class R Shares, with respect to Scudder
                                             Large Company Growth Fund.
                                             (Incorporated by reference to Post-Effective Amendment No. 105 to the Registration Statement, as filed on May 28, 1999.)

                            (14)             Redesignation of Series, Scudder Classic Growth Fund to Classic
                                             Growth Fund.
                                             (Incorporated by reference to Post-Effective Amendment No. 94 to the Registration Statement.)

                            (15)             Redesignation of Series, Scudder Quality Growth Fund to Scudder
                                             Large Company Growth Fund.
                                             (Incorporated by reference to Post-Effective Amendment No. 105 to the Registration Statement, as filed on May 28, 1999.)

                            (16)             Redesignation of Series, Scudder Dividend + Growth Fund to Scudder
                                             Dividend & Growth Fund.
                                             (Incorporated by reference to Post-Effective Amendment No. 105 to the Registration Statement, as filed on May 28, 1999.)

                (b)                          Amendment to By-Laws of the Registrant dated November 12, 1991.
                                             (Incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement.)

                (c)                          Inapplicable.

                (d)         (1)              Investment Management Agreement between the Registrant (on behalf of Scudder Growth and Income Fund) and Scudder Kemper Investments,
                                             Inc. dated September 7, 1998.
                                             (Incorporated by reference to Post-Effective Amendment No. 100 to the Registration Statement.)

                                        2

                            (2)              Investment Management Agreement between the Registrant (on behalf of Scudder Large Company Growth Fund) and Scudder Kemper
                                             Investments, Inc. dated September 7, 1998.
                                             (Incorporated by reference to Post-Effective Amendment No. 100 to the Registration Statement.)

                            (3)              Investment Management Agreement between the Registrant (on behalf of Classic Growth Fund) and Scudder Kemper Investments, Inc. dated
                                             September 7, 1998.
                                             (Incorporated by reference to Post-Effective Amendment No. 100 to the Registration Statement.)

                            (4)              Investment Management Agreement between the Registrant (on behalf of Scudder Real Estate Investment Fund) and Scudder Kemper
                                             Investments, Inc. dated September 7, 1998.
                                             (Incorporated by reference to Post-Effective Amendment No. 100 to the Registration Statement.)

                            (5)              Investment Management Agreement between the Registrant (on behalf of Scudder S&P 500 Index Fund) and Scudder Kemper Investments, Inc.
                                             dated September 7, 1998.
                                             (Incorporated by reference to Post-Effective Amendment No. 100 to the Registration Statement.)

                            (6)              Investment Management Agreement between the Registrant (on behalf of Scudder Dividend & Growth Fund) and Scudder Kemper Investments,
                                             Inc. dated September 7, 1998.
                                             (Incorporated by reference to Post-Effective Amendment No. 100 to the Registration Statement.)

                            (7)              Investment Management Agreement between the Registrant (on behalf of Scudder Tax Managed Growth Fund) and Scudder Kemper Investments,
                                             Inc. dated September 7, 1998.
                                             (Incorporated by reference to Post-Effective Amendment No. 100 to the Registration Statement.)

                            (8)              Investment Management Agreement between the Registrant (on behalf of Scudder Tax Managed Small Company Fund) and Scudder Kemper
                                             Investments, Inc. dated September 7, 1998.
                                             (Incorporated by reference to Post-Effective Amendment No. 100 to the Registration Statement.)

                            (9)              Investment Advisory Agreement between the Registrant (on behalf of
                                             Scudder S&P 500 Index Fund) and Bankers Trust Company dated
                                             September 9, 1999.
                                             (Incorporated by reference to Post-Effective Amendment No. 109 to the Registration Statement.)
                (e)         (1)              Underwriting Agreement and Distribution Services Agreement between the Registrant on behalf of Classic Growth Fund and Kemper
                                             Distributors, Inc. dated September 7, 1998.
                                             (Incorporated by reference to Post-Effective Amendment No. 100 to the Registration Statement.)

                                       3

                            (2)              Underwriting Agreement between the Registrant and Scudder Investor
                                             Services, Inc. dated September 7, 1998.
                                             (Incorporated by reference to Post-Effective Amendment No. 100 to the Registration Statement.)

                            (3)              Amendment No. 1 dated August 31, 1999 to the Underwriting and
                                             Distribution Services Agreement between the Registrant, on behalf of
                                             Classic Growth Fund, and Kemper Distributors, Inc.
                                             (Incorporated by reference to Post-Effective Amendment No. 109 to the Registration Statement.)

                            (4)              Amendment dated November 2, 1999 to the Underwriting and
                                             Distribution Services Agreement between the Registrant, on behalf of
                                             Classic Growth Fund, and Kemper Distributors, Inc.
                                             (Incorporated by reference to Post-Effective Amendment No. 109 to the Registration Statement.)

                (f)                          Inapplicable.

                (g)         (1)              Custodian Agreement between the Registrant (on behalf of Scudder
                                             Growth and Income Fund) and State Street Bank and Trust Company
                                             ("State Street Bank") dated December 31, 1984.
                                             (Incorporated by reference to Post-Effective Amendment No. 78 to the
                                             Registration Statement.)

                            (2)              Amendment dated April 1, 1985 to the Custodian Agreement between the
                                             Registrant and State Street Bank.
                                             (Incorporated by reference to Post-Effective Amendment No. 78 to the
                                             Registration Statement.)

                            (3)              Amendment dated August 8, 1987 to the Custodian Agreement between the Registrant and State Street Bank.
                                             (Incorporated by reference to Post-Effective Amendment No. 78 to the
                                             Registration Statement.)

                            (4)              Amendment dated August 9, 1988 to the Custodian Agreement between the Registrant and State Street Bank.
                                             (Incorporated by reference to Post-Effective Amendment No. 78 to the
                                             Registration Statement.)

                            (5)              Amendment dated July 29, 1991 to the Custodian Agreement between the
                                             Registrant and State Street Bank.
                                             (Incorporated by reference to Post-Effective Amendment No. 78 to the
                                             Registration Statement.)

                            (6)              Amendment dated February 8, 1999 to the Custodian Agreement between the Registrant and State Street Bank.
                                             (Incorporated by reference to Post-Effective Amendment No. 109 to the Registration Statement.)

                            (7)              Custodian fee schedule for Scudder S&P 500 Index Fund.
                                             (Incorporated by reference to Post-Effective Amendment No. 84 to the
                                             Registration Statement.)

                                       4

                            (8)              Subcustodian Agreement with fee schedule between State Street Bank and The Bank of New York, London office, dated December 31, 1978.
                                             (Incorporated by reference to Post-Effective Amendment No. 78 to the
                                             Registration Statement.)

                            (9)              Subcustodian Agreement between State Street Bank and The Chase
                                             Manhattan Bank, N.A. dated September 1, 1986.
                                             (Incorporated by reference to Post-Effective Amendment No. 78 to the
                                             Registration Statement.)

                            (10)             Custodian fee schedule for Scudder Quality Growth Fund and Scudder
                                             Growth and Income Fund.
                                             (Incorporated by reference to Post-Effective Amendment No. 72 to the
                                             Registration Statement.)

                            (11)             Custodian fee schedule for Scudder Classic Growth Fund dated August
                                             1, 1994.
                                             (Incorporated by reference to Post-Effective Amendment No. 77 to the
                                             Registration Statement.)

                (h)         (1)              Transfer Agency and Service Agreement with fee schedule between the
                                             Registrant and Scudder Service Corporation dated October 2, 1989.
                                             (Incorporated by reference to Post-Effective Amendment No. 78 to the
                                             Registration Statement.)

                            (1)(a)           Revised fee schedule dated October 6, 1995.
                                             (Incorporated by reference to Post-Effective Amendment No. 76 to the
                                             Registration Statement.)

                            (1)(b)           Form of revised fee schedule dated October 1, 1996.
                                             (Incorporated by reference to Post-Effective Amendment No. 78 to the
                                             Registration Statement.)

                            (2)              Transfer Agency Fee Schedule between the Registrant, on behalf of
                                             Scudder Classic Growth Fund, and Kemper Service Company dated
                                             January 1, 1999.
                                             (Incorporated by reference to Post-Effective Amendment No. 109 to the Registration Statement.)

                            (3)              Agency Agreement between the Registrant on behalf of Classic Growth
                                             Fund and Kemper Service Company dated April 1998. (Incorporated by reference to Post-Effective Amendment No. 100 to the Registration
                                             Statement.)

                            (4)              Agency Agreement between the Registrant on behalf of Scudder Growth and Income Fund Class R shares and Scudder Large Company  Growth
                                             Fund Class R shares, and Kemper Service Company dated May 3, 1999.
                                             (Incorporated by reference to Post-Effective Amendment No. 106 to the Registration Statement.)

                                       5

                            (5)              COMPASS Service Agreement and fee schedule between the Registrant and  Scudder Trust Company dated January 1, 1990.
                                             (Incorporated by reference to Post-Effective Amendment No. 78 to the
                                             Registration Statement.)

                            (6)              COMPASS and TRAK 2000 Service Agreement between Scudder Trust
                                             Company and the Registrant dated October 1, 1995.
                                             (Incorporated by reference to Post-Effective Amendment No. 74 to the
                                             Registration Statement.)

                            (6)(a)           Fee Schedule for Services Provided Under Compass and TRAK 2000
                                             Service Agreement between Scudder Trust Company and the Registrant dated October 1, 1996.
                                             (Incorporated by reference to Post-Effective Amendment No. 109 to the Registration Statement.)

                            (7)              Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Quality Growth Fund and Scudder Fund Accounting
                                             Corporation dated November 1, 1994.
                                             (Incorporated by reference to Post-Effective Amendment No. 72 to the
                                             Registration Statement.)

                            (8)              Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Growth and Income Fund and Scudder Fund Accounting
                                             Corporation dated October 17, 1994.
                                             (Incorporated by reference to Post-Effective Amendment No. 73 to the
                                             Registration Statement.)

                            (9)              Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Classic Growth Fund, and Scudder Fund Accounting
                                             Corporation dated September 9, 1996.
                                             (Incorporated by reference to Post-Effective Amendment No. 99 to the
                                             Registration Statement.)

                            (10)             Amendment No. 1 dated August 31, 1999 to the Fund Accounting
                                             Services Agreement between the Registrant, on behalf of Classic
                                             Growth Fund, and Scudder Fund Accounting Corporation.
                                             (Incorporated by reference to Post-Effective Amendment No. 109 to the Registration Statement.)

                            (11)             Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Tax Managed Small Company and Scudder Fund Accounting
                                             Corporation dated July 30, 1998.
                                             (Incorporated by reference to Post-Effective Amendment No. 99 to the
                                             Registration Statement.)

                            (12)             Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Tax Managed Growth Fund and Scudder Fund Accounting
                                             Corporation dated July 30, 1998.
                                             (Incorporated by reference to Post-Effective Amendment No. 99 to the
                                             Registration Statement.)

                                       6

                            (13)             Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Dividend & Growth Fund and Scudder Fund Accounting
                                             Corporation dated June 1, 1998.
                                             (Incorporated by reference to Post-Effective Amendment No. 99 to the
                                             Registration Statement.)

                            (14)             Scudder Accounting Fee Schedule between the Registrant, on behalf of
                                             Scudder  Large Company Growth Fund - Class R Shares, and Scudder
                                             Fund Accounting Corporation dated September 14, 1999.
                                             (Incorporated by reference to Post-Effective Amendment No. 109 to the Registration Statement.)

                            (15)             Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Real Estate Investment Fund and Scudder Fund Accounting
                                             Corporation dated March 2, 1998.
                                             (Incorporated by reference to Post-Effective Amendment No. 99 to the
                                             Registration Statement.)

                            (16)             Investment Accounting Agreement between the Registrant, on behalf of
                                             Scudder S&P 500 Index Fund and Scudder Fund Accounting Corporation
                                             dated August 28, 1997.
                                             (Incorporated by reference to Post-Effective Amendment No. 99 to the
                                             Registration Statement.)

                            (17)             Shareholder Services Agreement between the Registrant and Charles
                                             Schwab & Co., Inc. dated June 1, 1990.
                                             (Incorporated by reference to Post-Effective Amendment No. 78 to the
                                             Registration Statement.)

                            (18)             Service Agreement between Copeland Associates, Inc. and Scudder
                                             Service Corporation (on behalf of Scudder Quality Growth Fund and
                                             Scudder Growth and Income Fund) dated June 8, 1995.
                                             (Incorporated by reference to Post-Effective Amendment No. 74 to the
                                             Registration Statement.)

                            (19)             Administrative Services Agreement between the Registrant on behalf of Classic Growth Fund, and Kemper Distributors, Inc., dated April
                                             1998.
                                             (Incorporated by reference to Post-Effective Amendment No. 100 to the Registration Statement.)

                            (19)(a)          Amendment No. 1 to the Administrative Services Agreement between the
                                             Registrant on behalf of Classic Growth Fund, and Kemper
                                             Distributors, Inc., dated August 31, 1999.
                                             (Incorporated by reference to Post-Effective Amendment No. 109 to the Registration Statement.)

                            (20)             Administrative Services Agreement between the Registrant on behalf of Scudder Growth and Income Fund, and Scudder Investor Services,
                                             Inc., dated May 3, 1999.
                                             (Incorporated by reference to Post-Effective Amendment No. 105 to the Registration Statement, as filed on May 28, 1999.)

                                       7

                            (21)             Administrative Services Agreement between the Registrant on behalf of Scudder Large Company Growth Fund, and Scudder Investor Services,
                                             Inc., dated May 3, 1999.
                                             (Incorporated by reference to Post-Effective Amendment No. 105 to the Registration Statement, as filed on May 28, 1999.)

                (i)                          Opinion and Consent of Legal Counsel is filed herein.

                (j)                          Consent of Independent Accountants is filed herein.

                (k)                          Inapplicable.

                (l)                          Inapplicable

                (m)         (1)              12b-1 Plan between the Registrant, on behalf of Scudder Growth and
                                             Income Fund (Class R shares) and Scudder Large Company Growth Fund
                                             (Class R shares), and Scudder Investor Services, Inc. (Incorporated by reference to Post-Effective Amendment No. 105 to the Registration
                                             Statement, as filed on May 28, 1999.)

                (n)                          Inapplicable.

                (o)         (1)              Mutual Funds Multi-Distribution System Plan, Rule 18f-3 Plan.
                                             (Incorporated by reference to Post-Effective Amendment No. 94 to the
                                             Registration Statement.)

                            (2)              Plan with respect to Scudder Growth and Income Fund pursuant to
                                             Rule 18f-3.
                                             (Incorporated by reference to Post-Effective Amendment No. 105 to the Registration Statement, as filed on May 28, 1999.)

                            (3)              Plan with respect to Scudder Large Company Growth Fund pursuant to
                                             Rule 18f-3.
                                             (Incorporated by reference to Post-Effective Amendment No. 105 to the Registration Statement, as filed on May 28, 1999.)

Item 24.          Persons Controlled by or under Common Control with Fund.
--------          --------------------------------------------------------

                  None


Item 25.          Indemnification.
--------          ----------------

                  As permitted by Sections 17(h) and 17(i) of the Investment Company Act of 1940, as amended (the "1940 Act"), pursuant to
                  Article IV of the Registrant's By-Laws (filed as Exhibit No. 2 to the Registration Statement), officers, directors, employees and representatives of the Funds may be indemnified against certain liabilities in connection with the Funds, and pursuant to Section 12 of the Underwriting Agreement dated May 6, 1998 (filed as Exhibit No. 6(c) to the Registration Statement), Scudder Investor Services, Inc. (formerly "Scudder Fund Distributors, Inc."), as principal underwriter of the Registrant, may be indemnified against certain liabilities that it may incur. Said Article IV of the By-Laws and Section 12 of the Underwriting Agreement are hereby incorporated by reference in their entirety.

                  Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Act"), may be permitted to directors, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.          Business or Other Connections of Investment Adviser
--------          ---------------------------------------------------

                  Scudder Kemper Investments, Inc. has stockholders and employees who are denominated officers but do not as such have corporation-wide responsibilities. Such persons are not considered officers for the purpose of this Item 26.

                           Business and Other Connections of Board
           Name            of Directors of Registrant's Adviser
           ----            ------------------------------------
Stephen R. Beckwith        Director, Kemper Distributors, Inc.
                           Director, Kemper Service Company
                           Treasurer, Scudder Kemper Investments, Inc.**
                           Director, Vice President and Treasurer, Scudder Fund
                           Accounting Corporation* Director and Treasurer,
                           Scudder Stevens & Clark Corporation** Director and
                           Chairman, Scudder Defined Contribution Services,
                           Inc.** Director and President, Scudder Capital Asset
                           Corporation** Director and President, Scudder Capital
                           Stock Corporation** Director and President, Scudder
                           Capital Planning Corporation** Director and
                           President, SS&C Investment Corporation** Director and
                           President, SIS Investment Corporation** Director and
                           President, SRV Investment Corporation** Director,
                           Scudder Investments (UK) Ltd. Director, Scudder
                           Kemper Holdings (UK) Director and President, Scudder
                           Realty Holdings Corporation Director, Scudder,
                           Stevens & Clark Overseas Director and Treasurer,
                           Zurich Investment Management, Inc. Director and
                           Treasurer, Zurich Kemper Investments, Inc.

Lynn S. Birdsong           Director and Vice President, Scudder Kemper Investments, Inc.**
                           Chairman of the Board, Scudder, Stevens & Clark (Luxembourg) S.A.#
                           Director, Scudder Investments (U.K.) Ltd.
                           Chairman of the Board, Scudder Investments Asia, Ltd.
                           Chairman of the Board, Scudder Investments Japan, Inc.
                           Senior Vice President, Scudder Investor Services, Inc.
                           Director, Scudder Trust (Cayman) Ltd.
                           Director, Scudder, Stevens & Clark Australia
                           Director, Korea Bond Fund Management Co., Ltd.+

William H. Bolinder        Director, Scudder Kemper Investments, Inc.**
                           Member Group Executive Board, Zurich Financial Services, Inc. ##
                           Chairman, Zurich-American Insurance Company^o

Laurence W. Cheng          Director, Scudder Kemper Investments, Inc.**
                           Member, Corporate Executive Board, Zurich Insurance Company of Switzerland ##
                           Director, ZKI Holding Corporation xx

                                       9

Gunther Gose               Director, Scudder Kemper Investments, Inc.**
                           CFO, Member Group Executive Board, Zurich Financial Services, Inc. ##
                           CEO/Branch Offices, Zurich Life Insurance Company ##

Rolf Huppi                 Director, Chairman of the Board, Scudder Kemper Investments, Inc.**
                           Member, Corporate Executive Board, Zurich Insurance Company of Switzerland##
                           Director, Chairman of the Board, Zurich Holding Company of America^o
                           Director, ZKI Holding Corporation xx

Harold D. Kahn             Director and Chief Financial Officer, Scudder Kemper Investments, Inc.**

Hiromitsu Kunita           President and Director, Scudder Investments Japan

Kathryn L. Quirk           Director, Chief Legal Officer, Chief Compliance Officer and Secretary, Scudder Kemper
                                 Investments, Inc.**
                           Director, Vice President, Chief Legal Officer and Secretary, Kemper Distributors, Inc.
                           Director and Secretary, Kemper Service Company
                           Director, Senior Vice President, Chief Legal Officer & Assistant Clerk, Scudder
                                 Investor Services, Inc.*
                           Director, Vice President & Secretary, Scudder Fund Accounting Corporation*
                           Director, Vice President & Secretary, Scudder Realty Holdings Corporation*
                           Director & Assistant Clerk, Scudder Service Corporation*
                           Director and Secretary, SFA, Inc.*
                           Vice President, Director & Assistant Secretary, Scudder Precious Metals, Inc.***
                           Director, Scudder, Stevens & Clark Japan, Inc.***
                           Director, Vice President and Secretary, Scudder, Stevens & Clark of Canada, Ltd.***
                           Director, Vice President and Secretary, Scudder Canada Investor Services Limited***
                           Director, Vice President and Secretary, Scudder Realty Advisers, Inc. x
                           Director and Secretary, Scudder, Stevens & Clark Corporation**
                           Director and Secretary, Scudder, Stevens & Clark Overseas Corporation^oo
                           Director and Secretary, SFA, Inc.*
                           Director, Vice President and Secretary, Scudder Defined Contribution Services, Inc.**
                           Director, Vice President and Secretary, Scudder Capital Asset Corporation**
                           Director, Vice President and Secretary, Scudder Capital Stock Corporation**
                           Director, Vice President and Secretary, Scudder Capital Planning Corporation**
                           Director, Vice President and Secretary, SS&C Investment Corporation**
                           Director, Vice President and Secretary, SIS Investment Corporation**
                           Director, Vice President and Secretary, SRV Investment Corporation**
                           Director, Vice President, Chief Legal Officer and Secretary, Scudder Financial
                                 Services, Inc.*
                           Director, Korea Bond Fund Management Co., Ltd.+
                           Director, Scudder Investments (UK) Ltd.
                           Director, Chairman of the Board and Secretary, Scudder Investments Canada, Ltd.
                           Director, Scudder Investments Japan, Inc.
                           Director and Secretary, Scudder Kemper Holdings (UK) Ltd.
                           Director and Secretary, Zurich Investment Management, Inc.

Edmond D. Villani          Director, President and Chief Executive Officer, Scudder Kemper Investments, Inc.**
                           Director, Scudder, Stevens & Clark Japan, Inc.###
                           President and Director, Scudder, Stevens & Clark Overseas Corporation^oo
                           President and Director, Scudder, Stevens & Clark Corporation**
                           Director, Scudder Realty Advisors, Inc.x

                                       10

                           Director, IBJ Global Investment Management S.A. Luxembourg, Grand-Duchy of Luxembourg
                           Director, Scudder Investments (UK) Ltd.
                           Director, Scudder Investments Japan, Inc.
                           Director, Scudder Kemper Holdings (UK) Ltd.
                           President and Director, Zurich Investment Management, Inc.

         *        Two International Place, Boston, MA
         X        333 South Hope Street, Los Angeles, CA
         **       345 Park Avenue, New York, NY
         #        Societe Anonyme, 47, Boulevard Royal, L-2449 Luxembourg, R.C.
                  Luxembourg B 34.564
         ***      Toronto, Ontario, Canada
         Xxx      Grand Cayman, Cayman Islands, British West Indies
         Oo       20-5, Ichibancho, Chiyoda-ku, Tokyo, Japan
         ###      1-7, Kojimachi, Chiyoda-ku, Tokyo, Japan
         Xx       222 S. Riverside, Chicago, IL
         O        Zurich Towers, 1400 American Ln., Schaumburg, IL
         +        P.O. Box 309, Upland House, S. Church St., Grand Cayman,
                  British West Indies
         ##       Mythenquai-2, P.O. Box CH-8022, Zurich, Switzerland

Item 27.          Principal Underwriters.
--------          -----------------------

         (a)

         Scudder Investor Services, Inc. acts as principal underwriter of the Registrant's shares and also acts as principal underwriter for other funds managed by Scudder Kemper Investments, Inc.

         (b)

         The Underwriter has employees who are denominated officers of an operational area. Such persons do not have corporation-wide responsibilities and are not considered officers for the purpose of this Item 27.

         (1)                               (2)                                     (3)

         Name and Principal                Position and Offices with               Positions and
         Business Address                  Scudder Investor Services, Inc.         Offices with Registrant
         ----------------                  -------------------------------         -----------------------
         Lynn S. Birdsong                  Senior Vice President                   None
         345 Park Avenue
         New York, NY 10154

         Mary Elizabeth Beams              Vice President                          None
         Two International Place
         Boston, MA 02110

         Mark S. Casady                    Director, President and Assistant       None
         Two International Place           Treasurer
         Boston, MA  02110

         Linda Coughlin                    Director and Senior Vice President      President and Trustee
         Two International Place
         Boston, MA  02110

         Richard W. Desmond                Vice President                          None
         345 Park Avenue
         New York, NY  10154

                                       11

         Name and Principal                Position and Offices with               Positions and
         Business Address                  Scudder Investor Services, Inc.         Offices with Registrant
         ----------------                  -------------------------------         -----------------------

         Paul J. Elmlinger                 Senior Vice President and Assistant     None
         345 Park Avenue                   Clerk
         New York, NY  10154

         Philip S. Fortuna                 Vice President                          None
         101 California Street
         San Francisco, CA 94111

         William F. Glavin                 Vice President                          None
         Two International Place
         Boston, MA 02110

         Margaret D. Hadzima               Assistant Treasurer                     None
         Two International Place
         Boston, MA  02110

         John R. Hebble                    Assistant Treasurer                     Treasurer
         Two International Place
         Boston, MA  02110

         James J. McGovern                 Chief Financial Officer                 None
         345 Park Avenue
         New York, NY  10154

         Lorie C. O'Malley                 Vice President                          None
         Two International Place
         Boston, MA 02110

         Caroline Pearson                  Clerk                                   Assistant Secretary
         Two International Place
         Boston, MA  02110

         Kathryn L. Quirk                  Director, Senior Vice President, Chief  Trustee, Vice President
         345 Park Avenue                   Legal Officer and Assistant Clerk       and Assistant Secretary
         New York, NY  10154

         Robert A. Rudell                  Director and Vice President             None
         Two International Place
         Boston, MA 02110

         William M. Thomas                 Vice President                          None
         Two International Place
         Boston, MA 02110

         Benjamin Thorndike                Vice President                          None
         Two International Place
         Boston, MA 02110

                                       12

         Name and Principal                Position and Offices with               Positions and
         Business Address                  Scudder Investor Services, Inc.         Offices with Registrant
         ----------------                  -------------------------------         -----------------------

         Sydney S. Tucker                  Vice President                          None
         Two International Place
         Boston, MA 02110

         Linda J. Wondrack                 Vice President and Chief Compliance     None
         Two International Place           Officer
         Boston, MA  02110


         (c)

                     (1)                     (2)                 (3)                 (4)                 (5)
                                       Net Underwriting    Compensation on
              Name of Principal         Discounts and        Redemptions          Brokerage              Other
                 Underwriter             Commissions       And Repurchases       Commissions         Compensation
                 -----------             -----------       ---------------       -----------         ------------
               Scudder Investor              None                None                None               None
                Services, Inc.

         (d)

         Kemper Distributors, Inc. acts as principal underwriter of the Registrant's shares and acts as principal underwriter of the Kemper Funds.

         (e)

         Information on the officers and directors of Kemper Distributors, Inc., principal underwriter for the Registrant is set forth below. The principal business address is 222 South Riverside Plaza, Chicago, Illinois 60606.

         (1)                               (2)                                     (3)

                                           Position and Offices with               Positions and
         Name                              Kemper Distributors, Inc.               Offices with Registrant
         ----                              -------------------------               -----------------------
         James L. Greenawalt               President                               None

         Thomas W. Littauer                Director, Chief Executive Officer       None

         Kathryn L. Quirk                  Director, Secretary, Chief Legal        Trustee, Vice President
                                           Officer and Vice President              and Assistant Secretary

         James J. McGovern                 Chief Financial Officer and Vice        None
                                           President

         Linda J. Wondrack                 Vice President and Chief Compliance     None
                                           Officer

         Paula Gaccione                    Vice President                          None

         Michael E. Harrington             Vice President                          None

         Robert A. Rudell                  Vice President                          None

                                       13

                                           Position and Offices with               Positions and
         Name                              Kemper Distributors, Inc.               Offices with Registrant
         ----                              -------------------------               -----------------------

         William M. Thomas                 Vice President                          None

         Todd N. Gierke                    Assistant Treasurer                     None

         Philip J. Collora                 Assistant Secretary                     None

         Paul J. Elmlinger                 Assistant Secretary                     None

         Diane E. Ratekin                  Assistant Secretary                     None

         Mark S. Casady                    Director, Vice Chairman                 None

         Stephen R. Beckwith               Director                                None

         (f)      Not applicable

Item 28.          Location of Accounts and Records.
--------          ---------------------------------

                  Certain accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by Scudder Kemper Investments Inc., Two International Place, Boston, MA 02110-4103. Records relating to the duties of the Registrant's custodian are maintained by State Street Bank and Trust Company, Heritage Drive, North Quincy, Massachusetts. Records relating to the duties of the Registrant's transfer agent are maintained by Scudder Service Corporation, Two International Place, Boston, Massachusetts.

Item 29.          Management Services.
--------          --------------------

                  Inapplicable.

Item 30.          Undertakings.
--------          -------------

                  Inapplicable.

                                   SIGNATURES
                                   ----------

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 28th day of February 2000.

                                       INVESTMENT TRUST


                                       By  /s/ John Millette
                                           John Millette,
                                           Vice President and Secretary

         Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                                   TITLE                                        DATE
---------                                   -----                                        ----


--------------------------------------
Linda C. Coughlin                           President and Trustee                        February 28, 2000

/s/ Henry P. Becton, Jr.
--------------------------------------
Henry P. Becton, Jr.*                       Trustee                                      February 28, 2000

/s/Dawn-Marie Driscoll
--------------------------------------
Dawn-Marie Driscoll*                        Trustee                                      February 28, 2000

/s/ Peter B. Freeman
--------------------------------------
Peter B. Freeman*                           Trustee                                      February 28, 2000

/s/ George M. Lovejoy, Jr.
--------------------------------------
George M. Lovejoy, Jr.*                     Trustee                                      February 28, 2000

/s/ Wesley W. Marple, Jr.
--------------------------------------
Wesley W. Marple, Jr.*                      Trustee                                      February 28, 2000

/s/ Kathryn L. Quirk
--------------------------------------
Kathryn L. Quirk*                           Trustee, Vice President                      February 28, 2000
                                            and Assistant Secretary

/s/ Jean C. Tempel
--------------------------------------
Jean C. Tempel*                             Trustee                                      February 28, 2000

/s/ John R. Hebble
--------------------------------------
John R. Hebble                              Treasurer                                    February 28, 2000


*By:     /s/ John Millette
         John Millette**,
         Vice President and Secretary

**Attorney-in-fact pursuant to the powers of attorney for Henry P. Becton, Dawn-Marie Driscoll, Peter B. Freeman, George M. Lovejoy, Wesley W. Marple, Jr., Kathryn L. Quirk, and Jean C. Tempel contained in Post-Effective Amendment No. 107 to the Registration Statement.

                                                                File No. 2-13628
                                                                 File No. 811-43



                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549




                                    EXHIBITS

                                       TO

                                    FORM N-1A



                        POST-EFFECTIVE AMENDMENT NO. 113

                            TO REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       AND

                                AMENDMENT NO. 65

                            TO REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940



                                INVESTMENT TRUST

                                INVESTMENT TRUST

                                   Exhibit (i)
                                   Exhibit (j)



                                       2